[GRAPHIC OMITTED]
Phoenix Investment Partners
                                                                   ANNUAL REPORT

                                                                OCTOBER 31, 2001



[GRAPHIC OMITTED]
EUCLID


Phoenix-Euclid
Market Neutral Fund

[LOGO OF PHOENIX INVESTMENT PARTNERS OMITTED]
PHOENIX
INVESTMENT PARTNERS
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OF PHILIP R. MCLOUGHLIN OMITTED.]

   We are pleased to provide this annual report for the Phoenix-Euclid Market Neutral Fund for the 12 months ended October 31, 2001. On the following pages, your Fund's portfolio management team reviews the events of the last year that affected performance, with a discussion of their ongoing investment strategy. We believe you will find their comments informative.

   The need for diversification across a variety of investment strategies and investment classes has never been more obvious than over the course of the last year and a half. Equity markets globally have been pummeled, and a great deal of wealth has been lost. As a firm, Phoenix Investment Partners has always encouraged our investors to use a variety of styles and strategies to help mitigate the pain associated with bear markets, and thus we are proud to have a unique product in the Phoenix-Euclid Market Neutral Fund. Because the Fund is designed to be non-correlated with the direction of the stock market, it has the potential to make money in up or in down markets. This year, we have witnessed the benefits of such a strategy, as the vast majority of equity mutual funds were down, many down in a big way. In contrast, the Phoenix-Euclid Market Neutral Fund provided solid returns with very low volatility.

   A diversified portfolio can help to offer protection in a volatile market by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever is currently in favor. We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. We believe that the Phoenix-Euclid Market Neutral Fund offers investors a truly complementary investment style that helps create a diversified portfolio. Your financial advisor can show you the benefits of asset allocation and alternative investing to help you determine your financial plan.

   If you have any questions, please call your financial advisor or contact us at 1-800-243-4361 or www.phoenixinvestments.com. Information about your account is available at our Web site or through our automated account information line at 1-800-243-1574.

Sincerely,
/S/ SIGNATURE PHILIP R. MCLOUGHLIN
Philip R. McLoughlin

OCTOBER 31, 2001
--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-EUCLID MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW WOULD YOU DESCRIBE THE FUND'S INVESTMENT OBJECTIVES AND STRATEGY?

A: The Phoenix-Euclid Market Neutral Fund strives to provide capital appreciation in a variety of market conditions, while maintaining minimal exposure to general market risk. We seek to achieve this objective by constructing two portfolios: one in which we buy stocks, or take long positions, and a second, offsetting portfolio, in which we sell stocks short, or take short positions.

Q: HOW DID THE FUND PERFORM OVER THE LAST YEAR?

A: The Fund performed very well during the year, adding to gains made after Carlton Neal and his team took over the management of the Fund in March of 2000. For the year ended October 31, 2001, Class I shares rose 12.14%, Class C shares were up 11.11%, Class B shares earned 11.07%, and Class A shares returned a positive 11.88%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

      The refinement of the equity selection models, as well as a more rigorous focus on industry group stock selection, has yielded very consistent and positive results. The Fund achieved its goals of positive performance even in a difficult market when most mutual funds struggled. The non-correlated nature of the Fund yielded a massive outperformance against virtually any equity benchmark during the year.

                                      10/31/00-  3/31/00-
Comparative Returns                   10/31/01   10/31/01
--------------------                  --------   --------
Euclid Market Neutral                   12.14%    12.06%
S&P 500 Index(1)                       (24.92)%  (18.16)%
90-day Treasury Bill(2)                  4.79%     5.24%

Q: WHAT IS THE STOCK SELECTION PROCESS OF THE FUND?

A: The strategy of the Fund is to deliver consistent returns over time with limited volatility; put another way, we would like to give our investors positive returns without undue risk. We believe we can achieve these goals by utilizing two independent strategies within the Fund. One strategy matches stocks within industry groups -- businesses that compete against one another -- and ranks these companies according to several quantitative factors. When the model identifies a stock within an industry that seems to be relatively undervalued, we buy that stock, while simultaneously selling short a stock also in that industry that the model has deemed to be relatively overvalued. This process of matching stocks within industry groups is commonly called "pairs trading," and we believe it is an effective way to reduce the risk of the overall portfolio.

      In the other portion of the Fund, we use a quantitative ranking model that is applied to the entire universe. We then generate a long portfolio and a short portfolio, while reducing various risk factors by analyzing the correlation between all of the Fund's holdings. We attempt to limit our risk to exogenous factors, such as the price of oil or other commodities, through the use of this risk model. This methodology results in a portfolio in which the long and short positions have similar growth/value, market capitalization, and sector weighting characteristics.

      By melding the two independent stock selection strategies, we are essentially diversifying within the Fund. This past year has proven that our rigorous

(1) THE S&P 500 INDEX MEASURES BROAD STOCK MARKET PERFORMANCE.

(2) THE SALOMON BROTHERS 90-DAY TREASURY BILL INDEX IS COMMONLY USED TO REPRESENT A "RISK-FREE" RATE OF RETURN.

THE INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

quantitative analysis and stock selection process can indeed deliver solid returns with low volatility.

Q: HOW WOULD YOU DESCRIBE THE CURRENT MARKET ENVIRONMENT AND HOW DOES THE ENVIRONMENT AFFECT THE FUND'S PERFORMANCE?

A: Long only equity investing (owning stocks), which makes up the vast majority of mutual funds, has clearly had a very difficult year. Investors have not experienced such a sharp market decline since the 1973-74 bear market, when the major stock indices declined 45%. Even with the aggressive Federal Reserve interest rate cuts, the market only recently has had a bounce. The tragic events of September 11th further shook the markets, exacerbating declines in the major stock market averages.

      The volatile market conditions over the course of the last year have in many ways confirmed our belief in the soundness of our strategies in the Phoenix-Euclid Market Neutral Fund. Because the dollar amounts of long positions match the dollar amounts of short positions in the Fund, we are indifferent to the direction of the market. The key to this Fund is our ability to determine which stocks are overvalued and which stocks are undervalued, i.e. our stock picking. We maintain a balance between investments that should benefit from rising stock prices and investments that should benefit from a stock market decline, with the goal of creating positive returns in a variety of market conditions.

      While the direction of the market is generally unimportant, we do tend to fare better in markets where traditional measurements of stock valuations prevail. In the current environment, stocks with earnings visibility and consistency have once again become the best investments, in sharp contrast to the names that were the rage during the speculative "new economy" bubble. Our stock selection process has benefited from this return to rigorous fundamental analysis and the departure from the hype that drove the market temporarily.

Q: ASIDE FROM VERY GOOD RECENT PERFORMANCE, WHY SHOULD INVESTORS INVEST IN THE PHOENIX-EUCLID MARKET NEUTRAL FUND?

A: Much has been written about the need for diversification. Many investors have realized the benefits of owning various asset classes in their portfolios, and those investors who did own the Fund this year have profited from diversifying into a less traditional mutual fund. What we have witnessed this year is typical of bear markets where, regardless of so-called investment "style," any equity investment has been a difficult ride. While the current bear market will be inevitably followed by a bull market, diversification into a fund like the Phoenix-Euclid Market Neutral Fund can smooth the ride, while helping to improve long-run performance.

                                                               NOVEMBER 26, 2001

Phoenix-Euclid Market Neutral Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)                        PERIODS ENDING 10/31/01
--------------------------------------------------------------------------------
                                                   INCEPTION     INCEPTION
                                         1 YEAR    TO 10/31/01      DATE
                                         ------    -----------    ---------
        Class A Shares at NAV(2)         11.88%       1.04%        5/1/98
        Class A Shares at POP(3)          5.45       (0.65)        5/1/98

        Class B Shares at NAV(2)         11.07        0.36         5/1/98
        Class B Shares with CDSC(4)       7.07       (0.47)        5/1/98

        Class C Shares at NAV(2)         11.11        0.31         5/1/98
        Class C Shares with CDSC(4)      11.11        0.31         5/1/98

        Class I Shares at NAV(2)         12.14        1.31         5/1/98

        Salomon Brothers 90-Day
        Treasury Bill Index(6)            4.79        5.06        4/30/98


(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

(5) This chart illustrates POP returns on Class A Shares and CDSC returns for Class B and Class C Shares since inception.

(6) The Salomon Brothers 90-Day Treasury Bill Index is commonly used to represent a "risk-free" rate of return. The Index's performance does not reflect sales charges.

    All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------
[GRAPHIC OMITTED.]
EDGAR REPRESENTATION OF PLOT POINTS AS FOLLOWS:


      Phoenix-Euclid         Phoenix-Euclid         Phoenix-Euclid         Salomon Brothers
      Market Neutral Fund    Market Neutral Fund    Market Neutral Fund    90-Day Treasury Bill
      Class A(5)             Class B(5)             Class C(5)             Index(6)
      -------------------    -------------------    -------------------    ---------------------
5/1/98      $9,425                 $10,000                 $10,000                   $10,000
    98      $9,009                  $9,533                  $9,515                   $10,253
    99      $8,973                  $9,435                  $9,408                   $10,731
    00      $8,735                  $9,117                  $9,097                   $11,347
    01      $9,773                  $9,838                 $10,107                   $11,891


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, B and C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. The performance of Class I shares will be greater or less than that shown based on differences in fees. Performance assumes dividends and capital gains are reinvested.

Phoenix-Euclid Market Neutral Fund

--------------------------------------------------------------------------------
                TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 2001
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Independence Community Bank Corp.                                       0.9%
    A CHARTERED SAVINGS BANK, OPERATING IN NEW YORK AND NEW JERSEY

 2. USX-Marathon Group                                                      0.8%
    OIL AND GAS EXPLORATION COMPANY

 3. Freddie Mac                                                             0.8%
    HOME LOAN MORTGAGE PROVIDER

 4. Worthington Industries, Inc.                                            0.7%
    STEEL AND PLASTICS PROCESSOR

 5. Capitol Federal Financial                                               0.7%
    KANSAS-BASED SAVINGS BANK

 6. Ultramar Diamond Shamrock Corp.                                         0.6%
    REFINER OF PETROLEUM PRODUCTS

 7. Cardinal Health, Inc.                                                   0.6%
    WHOLESALE DISTRIBUTOR OF DRUGS AND HEALTH PRODUCTS

 8. Hilton Hotels Corp.                                                     0.6%
    LARGE CHAIN HOTEL MANAGER

 9. Mirant Corp.                                                            0.6%
    PROVIDES ENERGY-RELATED SERVICES TO UTILITIES AND INDUSTRIAL COMPANIES

10. Immunex Corp.                                                           0.6%
    PRODUCES IMMUNOLOGICAL BIOTECH PRODUCTS
--------------------------------------------------------------------------------

            INVESTMENTS AND SECURITIES SOLD SHORT AT OCTOBER 31, 2001


                                                         SHARES         VALUE
                                                         ------       ---------
COMMON STOCKS--87.8%

AGRICULTURAL PRODUCTS--0.7%
Archer-Daniels-Midland Co. .....                          13,886     $  193,432
DIMON, Inc. ....................                           4,600         28,750
Fresh Del Monte Produce, Inc.(b)                           4,000         52,600
Standard Commercial Corp. ......                           2,100         39,060
                                                                     ----------
                                                                        313,842
                                                                     ----------
AIR FREIGHT--0.4%
FedEx Corp.(b) .................                           4,400        180,752

AIRLINES--0.4%
Atlantic Coast Airlines Holdings, Inc.(b)                  8,100        152,118

AUTO PARTS & EQUIPMENT--1.0%
Aftermarket Technology Corp.(b)                            2,300         38,824
Cooper Tire & Rubber Co. .......                          14,900        196,829
Genuine Parts Co. ..............                           5,400        175,500
Keystone Automotive Industries, Inc.                       1,900         25,669
TBC Corp.(b) ...................                           1,200         13,224
                                                                     ----------
                                                                        450,046
                                                                     ----------
BANKS (MAJOR REGIONAL)--1.5%
FleetBoston Financial Corp. ....                           5,900        193,874
National City Corp. ............                           1,400         36,960
SouthTrust Corp. ...............                           2,700         61,182
Synovus Financial Corp. ........                           7,600        174,952
U.S. Bancorp ...................                          11,100        197,358
                                                                     ----------
                                                                        664,326
                                                                     ----------
BANKS (REGIONAL)--2.2%
Area Bancshares Corp. ..........                             300          5,070
BOK Financial Corp.(b) .........                           3,680        114,080


                                                         SHARES         VALUE
                                                         ------       ---------
BANKS (REGIONAL)--CONTINUED
Chemical Financial Corp.                                     200     $    5,458
City National Corp. ............                           4,200        172,200
Colonial BancGroup, Inc. (The) .                           4,800         60,480
Compass Bancshares, Inc. .......                           2,400         60,072
Connecticut Bancshares, Inc. ...                             200          4,656
Dime Community Bancshares ......                           1,100         26,675
First BanCorp ..................                           1,300         35,711
First Merchants Corp. ..........                             300          6,897
First Tennessee National Corp. .                           2,500         86,375
Hibernia Corp. Class A .........                          15,500        235,600
Independent Bank Corp. .........                             300          5,835
Irwin Financial Corp. ..........                             200          3,100
NBT Bancorp, Inc. ..............                             700          9,289
R&G Financial Corp. Class B ....                           6,400        118,592
Wintrust Financial Corp. .......                             400         11,392
                                                                     ----------
                                                                        961,482
                                                                     ----------
BEVERAGES (ALCOHOLIC)--0.4%
Constellation Brands, Inc. Class A(b)                      4,200        172,368

BEVERAGES (NON-ALCOHOLIC)--0.2%
Coca-Cola Enterprises, Inc. ....                           2,100         38,535
PepsiAmericas, Inc. ............                           3,900         50,856
                                                                     ----------
                                                                         89,391
                                                                     ----------
BIOTECHNOLOGY--0.9%
Angiotech Pharmaceuticals, Inc.(b)                         2,300        109,710
Immunex Corp.(b) ...............                          10,000        238,900
Nabi(b) ........................                           3,300         25,740
Novavax, Inc.(b) ...............                           2,500         30,600
                                                                     ----------
                                                                        404,950
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.7%

EchoStar Communications Corp. Class A(b)                   2,100     $   48,699
Entercom Communications Corp.(b)                           5,400        181,980
Sinclair Broadcast Group, Inc. Class A(b)                  8,700         64,206
                                                                     ----------
                                                                        294,885
                                                                     ----------
BUILDING MATERIALS--0.5%
Apogee Enterprises, Inc. .......                           6,100         85,156
Elcor Corp. ....................                           1,900         44,555
Masco Corp. ....................                           1,600         31,728
Universal Forest Products, Inc.                            3,500         59,465
                                                                     ----------
                                                                        220,904
                                                                     ----------
CHEMICALS--1.0%
Airgas, Inc.(b) ................                          17,500        235,375
Eastman Chemical Co. ...........                           5,600        192,136
                                                                     ----------
                                                                        427,511
                                                                     ----------
CHEMICALS (SPECIALTY)--1.4%
International Flavors & Fragrances, Inc.                   1,500         42,765
International Speciality Products, Inc.(b)                 1,800         14,490
Lubrizol Corp. (The) ...........                           6,700        188,538
OM Group, Inc. .................                           1,900        115,045
Omnova Solutions, Inc. .........                             100            603
PolyOne Corp. ..................                             100            855
RPM, Inc. ......................                          11,000        133,650
USEC, Inc. .....................                          15,300        100,215
                                                                     ----------
                                                                        596,161
                                                                     ----------
COMMUNICATIONS EQUIPMENT--0.6%
CommScope, Inc.(b) .............                           2,100         41,055
Inter-Tel, Inc. ................                           3,000         45,540
Loral Space & Communications Ltd.(b)                      49,000         63,210
SpectraLink Corp.(b) ...........                           2,800         31,584
Wireless Facilities, Inc.(b) ...                          10,100         66,559
                                                                     ----------
                                                                        247,948
                                                                     ----------
COMPUTERS (HARDWARE)--0.2%
Handspring, Inc.(b) ............                          19,800         38,808
Interland, Inc.(b) .............                           3,500          5,110
Riverstone Networks, Inc.(b) ...                           3,100         39,432
Scientific Games Corp. Class A(b)                          1,700          7,361
                                                                     ----------
                                                                         90,711
                                                                     ----------
COMPUTERS (NETWORKING)--0.0%
Alloy, Inc.(b) .................                             600          8,010

COMPUTERS (PERIPHERALS)--0.0%
Iomega Corp.(b) ................                              20            140


                                                         SHARES         VALUE
                                                         ------       ---------

COMPUTERS (SOFTWARE & SERVICES)--2.6%
Acclaim Entertainment, Inc.(b)                             8,600     $   40,420
Activision, Inc.(b) ............                           2,100         75,915
ANSYS, Inc(b) ..................                           1,800         37,782
Citrix Systems, Inc.(b) ........                             300          7,020
Compuware Corp.(b) .............                          10,800        111,024
Dendrite International, Inc.(b)                           14,700        145,824
EarthLink, Inc.(b) .............                           2,500         36,625
eBay, Inc.(b) ..................                             100          5,248
Fair, Isaac & Co., Inc. ........                           3,300        156,915
First Consulting Group, Inc.(b)                            1,000         11,950
Hyperion Solutions Corp.(b) ....                           2,100         31,500
Identix, Inc.(b) ...............                           5,700         39,558
Internet Security Systems, Inc.(b)                         1,500         39,675
JDA Software Group, Inc.(b) ....                           1,900         29,830
McAfee.com Corp.(b) ............                           1,800         39,600
Perot Systems Corp. Class A(b) .                           2,500         42,375
Sanchez Computer Associates, Inc.(b)                         100            900
SeeBeyond Technology Corp.(b) ..                           8,000         39,040
Synplicity, Inc.(b) ............                           1,900         18,373
Systems & Computer Technology Corp.(b)                     5,300         64,925
Tier Technologies, Inc. Class B(b)                         2,300         36,800
Travelocity.com, Inc.(b) .......                           2,500         36,475
Websense, Inc.(b) ..............                           2,700         65,610
                                                                     ----------
                                                                      1,113,384
                                                                     ----------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Action Performance Cos., Inc.(b)                           2,400         62,904

CONSUMER FINANCE--0.5%
Capital One Financial Corp. ....                             800         33,048
Cash America International, Inc.                           1,800         14,400
Countrywide Credit Industries, Inc.                        2,500         99,825
Credit Acceptance Corp.(b) .....                             400          3,280
MBNA Corp. .....................                           2,600         71,786
                                                                      ---------
                                                                        222,339
                                                                     ----------
CONTAINERS & PACKAGING (PAPER)--1.0%
Bemis Co., Inc. ................                           4,700        203,369
Graphic Packaging International Corp.(b)                     600          3,102
Pactiv Corp.(b) ................                          13,600        220,320
Rock-Tenn Co. Class A ..........                           1,400         18,130
                                                                     ----------
                                                                        444,921
                                                                     ----------
CONTAINERS (METAL & GLASS)--0.1%
Owens-Illinois, Inc.(b) ........                           6,400         39,040

DISTRIBUTORS (FOOD & HEALTH)--2.8%
Cardinal Health, Inc. ..........                           3,692        247,770
D&K Healthcare Resources, Inc. .                             700         39,200
First Horizon Pharmaceutical Corp.(b)                        900         23,715
Gentiva Health Services, Inc(b)                            1,800         30,600


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------

DISTRIBUTORS (FOOD & HEALTH)--CONTINUED
McKesson Corp. .................                           1,300      $  48,087
Nash-Finch Co. .................                           1,600         36,880
Nu Skin Enterprises, Inc. Class A                          6,900         51,267
Owens & Minor, Inc. ............                           5,900        103,899
Patterson Dental Co.(b) ........                             200          7,600
Performance Food Group Co.(b) ..                           1,300         38,207
Priority Healthcare Corp. Class B(b)                         700         20,223
PSS World Medical, Inc.(b) .....                          14,000        126,420
Schein (Henry), Inc.(b) ........                           4,300        145,125
SUPERVALU, Inc. ................                           3,189         68,053
SYSCO Corp. ....................                           7,500        180,825
United Natural Foods, Inc.(b) ..                           2,600         53,820
                                                                     ----------
                                                                      1,221,691
                                                                     ----------
ELECTRIC COMPANIES--3.5%
Allegheny Energy, Inc. .........                           5,200        190,060
ALLETE, Inc. ...................                           3,200         70,400
Aquila, Inc.(b) ................                           5,400         99,090
CMS Energy Corp. ...............                           8,000        172,080
Duke Energy Corp. ..............                           4,400        169,004
El Paso Electric Co.(b) ........                           2,900         39,440
FirstEnergy Corp. ..............                           3,700        127,502
Mirant Corp.(b) ................                           9,300        241,800
NorthWestern Corp. .............                           1,500         28,875
NRG Energy, Inc.(b) ............                           3,300         58,311
Reliant Resources, Inc.(b) .....                           7,800        122,070
UtiliCorp United, Inc. .........                           6,250        185,187
                                                                     ----------
                                                                      1,503,819
                                                                     ----------
ELECTRICAL EQUIPMENT--3.1%
Belden, Inc. ...................                           9,300        186,093
Black Box Corp.(b) .............                           4,100        184,623
Checkpoint Systems, Inc.(b) ....                          10,300        107,738
Cooper Industries, Inc. ........                           4,800        185,760
DRS Technologies, Inc.(b) ......                           1,200         48,420
Electro Scientific Industries, Inc.(b)                     7,800        183,846
Manufacturers' Services Ltd.(b)                            2,200          9,240
PECO II, Inc.(b) ...............                             200            910
Pemstar, Inc.(b) ...............                           8,000        100,000
Powell Industries, Inc.(b) .....                             600         12,714
Sanmina Corp.(b) ...............                          12,700        192,278
Watsco, Inc. ...................                           7,800        101,322
                                                                     ----------
                                                                      1,312,944
                                                                     ----------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.2%
Grainger (W.W.), Inc. ..........                             900         38,970
Somera Communications, Inc.(b) .                           5,228         26,140
WESCO International, Inc.(b) ...                             600          2,940
                                                                     ----------
                                                                         68,050
                                                                     ----------

                                                         SHARES         VALUE
                                                         ------       ---------
ELECTRONICS (INSTRUMENTATION)--0.5%
Cytyc Corp.(b) .................                           3,500     $   91,770
Ixia(b) ........................                          12,200        122,610
MTS Systems Corp. ..............                             700          8,155
                                                                     ----------
                                                                        222,535
                                                                     ----------
ELECTRONICS (SEMICONDUCTORS)--2.7%
Analog Devices, Inc.(b) ........                           5,400        205,200
AXT, Inc.(b) ...................                           8,900         97,188
Cypress Semiconductor Corp.(b) .                          11,000        217,250
Genesis Microchip, Inc.(b) .....                           1,100         50,831
Microsemi Corp.(b) .............                           6,600        231,000
MIPS Technologies, Inc. Class B(b)                        15,600        136,188
NVIDIA Corp.(b) ................                           1,100         47,146
RF Micro Devices, Inc. (b) .....                           2,400         49,056
Siliconix, Inc.(b) .............                           3,500         88,305
TriQuint Semiconductor, Inc.(b)                            1,700         30,056
                                                                     ----------
                                                                      1,152,220
                                                                     ----------
ENGINEERING & CONSTRUCTION--0.2%
EMCOR Group, Inc.(b) ...........                             400         15,648
Encompass Services Corp.(b) ....                           1,300          3,978
Integrated Electical Services, Inc.(b)                     1,300          4,810
Jacobs Engineering Group, Inc.(b)                            600         39,324
                                                                     ----------
                                                                         63,760
                                                                     ----------
ENTERTAINMENT--0.6%
Blockbuster, Inc. Class A ......                           1,700         42,636
Hollywood Entertainment Corp.(b)                           5,400         86,886
Pixar, Inc.(b) .................                           3,700        136,530
                                                                     ----------
                                                                        266,052
                                                                     ----------
EQUIPMENT (SEMICONDUCTORS)--0.4%
FSI International, Inc.(b) .....                             200          1,644
Lam Research Corp.(b) ..........                          10,100        191,496
                                                                     ----------
                                                                        193,140
                                                                     ----------
FINANCIAL (DIVERSIFIED)--1.7%
American Home Mortgage Holdings, Inc.                      2,000         30,580
Crown American Realty Trust ....                           1,800         12,834
Doral Financial Corp. ..........                           1,000         34,870
Equity Inns, Inc. ..............                           2,900         23,026
Fannie Mae .....................                             600         48,576
Federal Agricultural Mortgage Corp. Class C(b)               900         39,420
Freddie Mac ....................                           4,900        332,318
Moody's Corp. ..................                           3,500        121,520
PS Business Parks, Inc. ........                           1,200         33,684
TC Pipelines, LP ...............                             300          7,977
Thornburg Mortgage, Inc. .......                           2,100         37,338
                                                                     ----------
                                                                        722,143
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
FOODS--3.1%
Bunge Ltd. .....................                           2,500     $   44,050
Del Monte Foods Co.(b) .........                           2,900         24,070
Dole Food Co., Inc. ............                           7,700        156,772
Flowers Foods, Inc.(b) .........                           4,760        197,540
General Mills, Inc. ............                             900         41,328
Green Mountain Coffee, Inc.(b) .                           7,600        170,696
Hormel Foods Corp. .............                           1,500         36,000
Interstate Bakeries Corp. ......                           9,200        216,844
Kellogg Co. ....................                           1,100         33,550
Kraft Foods, Inc. Class A ......                           1,100         37,125
Lance, Inc. ....................                             800         10,680
Pilgrim's Pride Corp. ..........                           2,400         29,640
Sanderson Farms, Inc. ..........                             400          5,360
Sara Lee Corp. .................                           8,300        185,007
Smithfield Foods, Inc.(b) ......                           1,700         35,785
Smucker (J.M.) Co. (The) .......                           1,400         46,830
Tyson Foods, Inc. Class A ......                           8,300         81,257
                                                                     ----------
                                                                      1,352,534
                                                                     ----------
FOOTWEAR--0.2%
Wolverine World Wide, Inc. .....                           5,600         82,488

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Ameristar Casinos, Inc.(b) .....                           1,200         20,616
Anchor Gaming(b) ...............                           2,800        142,324
Aztar Corp.(b) .................                           3,300         47,355
Boyd Gaming Corp.(b) ...........                           6,100         26,230
GTECH Holdings Corp.(b) ........                           1,100         43,890
Mandalay Resort Group(b) .......                          11,600        191,400
MTR Gaming Group, Inc.(b) ......                           1,700         18,020
Penn National Gaming, Inc.(b) ..                           3,500         71,680
                                                                     ----------
                                                                        561,515
                                                                     ----------

GOLD & PRECIOUS METALS MINING--0.6%
Glamis Gold Ltd.(b) ............                           9,600         33,600
Kinross Gold Corp.(b) ..........                           6,000          5,160
Meridian Gold, Inc.(b) .........                           1,400         15,330
Newmont Mining Corp. ...........                           8,000        185,600
                                                                     ----------
                                                                        239,690
                                                                     ----------
HARDWARE & TOOLS--0.0%
WD-40 Co. ......................                             400          9,008

HEALTH CARE (DIVERSIFIED)--0.1%
Sierra Health Services, Inc.(b)                            4,900         36,260

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.1%
Allergan, Inc. .................                           2,900        208,191
K-V Pharmaceutical Co.(b) ......                             500         12,635
Pharmaceutical Resources, Inc.(b)                          1,100         37,730



                                                         SHARES         VALUE
                                                         ------       ---------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Pharmacia Corp. ................                           4,300     $  174,236
SICOR, Inc.(b) .................                           1,100         20,625
                                                                     ----------
                                                                        453,417
                                                                     ----------
HEALTH CARE (GENERIC AND OTHER)--0.5%
King Pharmaceuticals, Inc.(b) ..                             100          3,899
Mylan Laboratories, Inc. .......                           5,700        210,159
                                                                     ----------
                                                                        214,058
                                                                     ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.7%
Tenet Healthcare Corp.(b) ......                           3,000        172,560
Universal Health Services, Inc. Class B(b)                 3,700        149,443
                                                                     ----------
                                                                        322,003
                                                                     ----------
HEALTH CARE (LONG TERM CARE)--0.2%
Beverly Enterprises, Inc.(b) ...                             100            749
Manor Care, Inc.(b) ............                           1,300         30,368
Res-Care, Inc.(b) ..............                           1,200         10,788
Select Medical Corp.(b) ........                           2,100         36,729
                                                                     ----------
                                                                         78,634
                                                                     ----------
HEALTH CARE (MANAGED CARE)--0.7%
Conventry Health Care, Inc.(b) .                           2,600         55,744
Express Scripts, Inc.(b) .......                             700         28,658
Health Net, Inc.(b) ............                           1,900         41,705
Mid Atlantic Medical Services, Inc.(b)                     5,600        103,880
US Oncology, Inc.(b) ...........                          10,400         54,600
                                                                     ----------
                                                                        284,587
                                                                     ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.6%
American Medical Systems Holdings, Inc(b)                  1,100         20,900
AmerisourceBergen Corp. ........                           2,200        139,832
Bard (C.R.), Inc. ..............                           3,700        203,130
Beckman Coulter, Inc. ..........                           3,700        157,139
Boston Scientific Corp.(b) .....                           1,700         38,658
Endocare, Inc.(b) ..............                           2,200         48,840
Guidant Corp.(b) ...............                           4,400        182,644
Integra LifeSciences Holdings(b)                           1,500         44,100
Mentor Corp. ...................                           7,900        220,568
Merit Medical Systems, Inc.(b) .                           2,600         39,754
Possis Medical, Inc.(b) ........                           1,200         15,516
Respironics, Inc.(b) ...........                             400         13,472
STERIS Corp.(b) ................                             500         11,200
Theragenics Corp.(b) ...........                             500          4,450
                                                                     ----------
                                                                      1,140,203
                                                                     ----------
HEALTH CARE (SPECIALIZED SERVICES)--1.6%
Accredo Health, Inc.(b) ........                           1,000         34,120
AdvancePCS(b) ..................                             700         42,539
Apria Healthcare Group, Inc.(b)                            1,800         41,400


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------

HEALTH CARE (SPECIALIZED SERVICES)--CONTINUED
Covance, Inc.(b) ...............                           2,200     $   40,370
CryoLife, Inc.(b) ..............                           1,000         32,800
DaVita, Inc.(b) ................                           2,500         45,500
HEALTHSOUTH Corp.(b) ...........                           3,300         42,966
Hooper Holmes, Inc. ............                           5,700         39,045
Kendle International, Inc.(b) ..                           1,300         25,753
Lincare Holdings, Inc.(b) ......                           1,700         43,690
Omnicare, Inc. .................                           4,200         83,496
Orthodontic Centers of America, Inc.(b)                    1,500         37,845
Pediatrix Medical Group, Inc.(b)                           1,500         43,560
Pharmaceutical Product Development, Inc.(b)                  900         24,003
Quintiles Transnational Corp.(b)                           3,600         57,096
Renal Care Group, Inc.(b) ......                           1,100         34,540
U.S. Physical Therapy, Inc.(b) .                           2,400         42,240
                                                                     ----------
                                                                        710,963
                                                                     ----------
HOMEBUILDING--1.5%
Brookfield Properties Corp. ....                           2,200         35,310
Catellus Development Corp.(b) ..                           2,200         37,840
Champion Enterprises, Inc.(b) ..                           5,000         44,050
Clayton Homes, Inc. ............                           4,100         57,400
Corrections Corporation of America(b)                      2,300         40,480
Fleetwood Enterprises, Inc. ....                           4,800         48,096
Horton (D.R.),  Inc. ...........                           3,639         81,332
Hovnanian Enterprises, Inc. Class A(b)                     3,100         36,270
Jones Lang LaSalle, Inc.(b) ....                           2,700         40,365
Lennar Corp. ...................                           4,700        170,422
M/I Schottenstein Homes, Inc. ..                           1,100         40,645
Ryland Group, Inc. (The) .......                             400         21,400
                                                                     ----------
                                                                        653,610
                                                                     ----------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.7%
Ethan Allen Interiors, Inc. ....                           6,400        204,864
Furniture Brands International, Inc.(b)                    1,600         38,416
La-Z-Boy, Inc. .................                           2,200         39,248
                                                                     ----------
                                                                        282,528
                                                                     ----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.6%
Church & Dwight Co., Inc. ......                           6,900        179,400
Dial Corp. (The)(b) ............                           3,900         65,052
                                                                     ----------
                                                                        244,452
                                                                     ----------
HOUSEWARES--0.1%
Foamex International, Inc.(b) ..                             600          4,500
Newell Rubbermaid, Inc. ........                           1,400         38,696
                                                                     ----------
                                                                         43,196
                                                                     ----------

                                                         SHARES         VALUE
                                                         ------       ---------
INSURANCE (LIFE/HEALTH)--0.7%
AmerUs Group Co. ...............                           4,100     $  124,107
Protective Life Corp. ..........                           6,600        181,830
                                                                     ----------
                                                                        305,937
                                                                     ----------
INSURANCE (MULTI-LINE)--0.0%
Universal American Financial Corp.(b)                        700          4,424

INSURANCE (PROPERTY-CASUALTY)--0.8%
Alfa Corp. .....................                             100          2,130
Fidelity National Financial, Inc.                          5,060        116,431
LandAmerica Financial Group, Inc.                          3,700         96,903
Ohio Casualty Corp.(b) .........                           3,700         56,425
Vesta Insurance Group, Inc. ....                           5,600         71,344
                                                                     ----------
                                                                        343,233
                                                                     ----------
INSURANCE BROKERS--0.2%
CorVel Corp.(b) ................                             200          6,000
HealthExtras, Inc.(b) ..........                           4,100         23,903
MIM Corp. ......................                           3,100         38,099
                                                                     ----------
                                                                         68,002
                                                                     ----------
INVESTMENT BANKING/BROKERAGE--1.0%
E*TRADE Group, Inc.(b) .........                           5,700         37,221
Instinet Group, Inc.(b) ........                           4,000         38,400
James (Raymond) Financial, Inc.                            4,000        116,920
Lehman Brothers Holdings, Inc. .                           3,600        224,856
                                                                     ----------
                                                                        417,397
                                                                     ----------
IRON & STEEL--0.8%
Walter Industries, Inc. ........                             200          2,098
Worthington Industries, Inc. ...                          24,850        323,050
                                                                     ----------
                                                                        325,148
                                                                     ----------
LEISURE TIME (PRODUCTS)--0.3%
Coachmen Industries, Inc. ......                             400          4,076
Direct Focus, Inc.(b) ..........                           1,700         41,344
Hasbro, Inc. ...................                           4,000         66,280
                                                                     ----------
                                                                        111,700
                                                                     ----------
LODGING - HOTELS--0.6%
Hilton Hotels Corp. ............                          28,500        243,960

MACHINERY (DIVERSIFIED)--1.1%
AGCO Corp. .....................                          13,800        159,528
Caterpillar, Inc. ..............                           3,500        156,520
Manitowoc Co., Inc. (The) ......                           4,400        121,000
MSC Industrial Direct Co., Inc. Class A(b)                 1,800         29,520
                                                                     ----------
                                                                        466,568
                                                                     ----------


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
MANUFACTURING (DIVERSIFIED)--0.8%
Alliance Gaming Corp.(b) .......                           3,100     $   61,380
Circor International, Inc. .....                           1,000         17,650
Griffon Corp.(b) ...............                           2,820         32,571
Shuffle Master, Inc.(b) ........                           3,100         38,812
United Technologies Corp. ......                           4,000        215,560
                                                                     ----------
                                                                        365,973
                                                                     ----------
MANUFACTURING (SPECIALIZED)--1.3%
Global Imaging Systems, Inc.(b)                            1,800         23,940
IKON Office Solutions, Inc. ....                          11,600        112,404
Jabil Circuit, Inc.(b) .........                           3,700         78,440
Millipore Corp. ................                           2,800        146,440
Paxar Corp.(b) .................                           2,600         28,730
Watts Industries, Inc. .........                             400          5,540
York International Corp. .......                           5,000        153,200
                                                                     ----------
                                                                        548,694
                                                                     ----------
METAL FABRICATORS--0.4%
General Cable Corp. ............                           2,600         29,380
Kennametal, Inc. ...............                           1,200         42,216
Mueller Industries, Inc.(b) ....                           1,200         34,740
Ryerson Tull, Inc. .............                           2,900         33,350
Titanium Metals Corp.(b) .......                           7,700         24,255
                                                                     ----------
                                                                        163,941
                                                                     ----------
METALS MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B(b)           11,700        129,870

NATURAL GAS--1.6%
Atmos Energy Corp. .............                           4,100         88,355
Dynegy, Inc. Class A ...........                           5,100        183,090
Enron Corp. ....................                           3,000         41,700
Sempra Energy ..................                           7,400        173,160
Southwestern Energy Co.(b) .....                           2,200         25,960
Western Gas Resources, Inc. ....                           5,600        180,432
                                                                     ----------
                                                                        692,697
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.7%
HON Industries, Inc. ...........                           3,500         84,245
New England Business Service, Inc.                           800         13,976
Reynolds & Reynolds Co. (The) Class A                      7,400        175,750
Wallace Computer Services, Inc.                            2,400         37,200
                                                                     ----------
                                                                        311,171
                                                                     ----------
OIL & GAS (DRILLING & EQUIPMENT)--1.1%
Grey Wolf, Inc.(b) .............                          11,800         34,102
Input/Output, Inc.(b) ..........                           1,300         10,465
Oceaneering International, Inc.(b)                         5,700        111,150
Offshore Logistics, Inc.(b) ....                           7,500        149,625



                                                         SHARES         VALUE
                                                         ------       ---------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
Parker Drilling Co.(b) .........                          18,900     $   61,425
Superior Energy Services, Inc.(b)                          7,700         60,830
TETRA Technologies, Inc.(b) ....                           3,100         52,762
                                                                     ----------
                                                                        480,359
                                                                     ----------
OIL & GAS (REFINING & MARKETING)--0.7%
Pennzoil-Quaker State Co. ......                           3,300         38,709
Ultramar Diamond Shamrock Corp.                            5,400        270,270
                                                                     ----------
                                                                        308,979
                                                                     ----------
OIL (DOMESTIC INTEGRATED)--0.8%
USX-Marathon Group .............                          12,400        342,116

OIL (INTERNATIONAL INTEGRATED)--0.2%
Frontier Oil Corp. .............                           2,100         39,900
Holly Corp. ....................                           1,100         20,251
Tesoro Petroleum Corp.(b) ......                           2,500         33,050
                                                                     ----------
                                                                         93,201
                                                                     ----------
PAPER & FOREST PRODUCTS--0.7%
Deltic Timber Corp. ............                           1,500         39,750
Glatfelter .....................                           5,200         78,000
Longview Fibre Co. .............                          10,500        115,500
Wausau-Mosinee Paper Corp. .....                           6,000         62,100
                                                                     ----------
                                                                        295,350
                                                                     ----------
PERSONAL CARE--0.5%
Alberto-Culver Co. Class B .....                           1,000         42,250
Nature's Sunshine Products, Inc.                             400          4,620
NBTY, Inc.(b) ..................                           4,100         34,973
Perrigo Co.(b) .................                          10,000        147,900
                                                                       --------
                                                                        229,743
                                                                     ----------
PUBLISHING--0.4%
Scholastic Corp.(b) ............                           3,500        156,450

PUBLISHING (NEWSPAPERS)--0.7%
Belo Corp. Class A .............                           8,900        152,190
New York Times Co. (The) Class A                           4,100        169,125
                                                                     ----------
                                                                        321,315
                                                                     ----------
RAILROADS--0.1%
RailAmerica, Inc.(b) ...........                           2,100         24,465
Wabtec Corp. ...................                             300          3,660
                                                                     ----------
                                                                         28,125
                                                                     ----------
REITS--2.4%
Annaly Mortgage Management, Inc.                           4,400         60,500
Developers Diversified Realty Corp.                        9,100        165,620
Glenborough Realty Trust, Inc. .                           1,100         19,129


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
REITS--CONTINUED
La Quinta Properties, Inc.(b) ..                           8,900      $  47,615
Mid-Atlantic Realty Trust ......                             700          9,800
New Plan Excel Realty Trust ....                          13,100        232,918
Reckson Associates Realty Corp.                            7,900        181,700
Shurgard Storage Centers, Inc. .                           1,300         39,078
Storage USA, Inc. ..............                             900         36,135
United Dominion Realty Trust, Inc.                        10,600        151,474
Vornado Realty Trust ...........                           2,500         98,000
                                                                     ----------
                                                                      1,041,969
                                                                     ----------
RESTAURANTS--2.0%
AFC Enterprises, Inc.(b) .......                           2,100         53,025
Bob Evans Farms, Inc. ..........                           2,000         37,620
Brinker International, Inc.(b) .                           2,000         50,800
CBRL Group, Inc. ...............                           4,700        118,017
Landry's Restaurants, Inc. .....                           1,900         33,345
Lone Star Steakhouse & Saloon, Inc.                        3,800         49,248
O' Charley's, Inc.(b) ..........                             200          3,198
Papa John's International, Inc.(b)                         3,700        103,082
Ruby Tuesday, Inc. .............                           3,200         55,168
Ryan's Family Steak Houses, Inc.(b)                        6,200        111,600
Starbucks Corp.(b) .............                           8,800        150,656
Steak n Shake Co. (The)(b) .....                           3,400         36,380
Wendy's International, Inc. ....                           2,200         57,860
                                                                     ----------
                                                                        859,999
                                                                     ----------
RETAIL (BUILDING SUPPLIES)--0.3%
Hughes Supply, Inc. ............                           1,400         33,068
Lowe's Cos., Inc. ..............                           1,200         40,920
Tractor Supply Co.(b) ..........                           1,400         37,800
                                                                     ----------
                                                                        111,788
                                                                     ----------
RETAIL (COMPUTERS & ELECTRONICS)--0.7%
Best Buy Co., Inc.(b) ..........                             700         38,430
CDW Computer Centers, Inc.(b) ..                           4,100        188,805
Tech Data Corp.(b) .............                           1,700         72,573
                                                                     ----------
                                                                        299,808
                                                                     ----------
RETAIL (DEPARTMENT STORES)--0.1%
Penney (J.C.) Co., Inc. ........                           1,600         34,752

RETAIL (DISCOUNTERS)--0.4%
99 Cents Only Stores(b) ........                           1,100         39,105
Dollar General Corp. ...........                           5,600         80,024
Family Dollar Stores, Inc. .....                           1,300         37,518
Fred's, Inc. ...................                             125          4,094
Ross Stores, Inc. ..............                             600         18,780
                                                                     ----------
                                                                        179,521
                                                                     ----------

                                                         SHARES         VALUE
                                                         ------       ---------
RETAIL (DRUG STORES)--0.1%
Caremark Rx, Inc.(b) ...........                           4,100     $   54,940

RETAIL (FOOD CHAINS)--0.9%
7-Eleven, Inc.(b) ..............                           7,300         73,730
Albertson's, Inc. ..............                             500         15,955
Great Atlantic & Pacific Tea Co., Inc. (The)(b)            2,500         46,450
Ruddick Corp. ..................                           2,300         35,075
Safeway, Inc.(b) ...............                           4,300        179,095
Smart & Final, Inc.(b) .........                             800          7,560
Whole Foods Market, Inc.(b) ....                           1,200         41,700
                                                                     ----------
                                                                        399,565
                                                                     ----------
RETAIL (GENERAL MERCHANDISE)--0.7%
Costco Wholesale Corp.(b) ......                           2,600         98,358
Sears, Roebuck & Co. ...........                           5,400        209,358
                                                                     ----------
                                                                        307,716
                                                                     ----------
RETAIL (HOME SHOPPING)--0.3%
dELiA*s Corp.(b) ...............                           7,300         45,187
Global Sports, Inc.(b) .........                           3,000         47,400
PC Connection, Inc.(b) .........                           1,500         17,100
                                                                     ----------
                                                                        109,687
                                                                     ----------
RETAIL (SPECIALTY)--2.7%
1-800-FLOWERS.COM, Inc.(b) .....                           1,600         16,320
AutoNation, Inc.(b) ............                           7,000         72,030
AutoZone, Inc.(b) ..............                           3,700        216,561
Bed Bath & Beyond, Inc.(b) .....                             300          7,518
Casey's General Stores, Inc. ...                           3,200         39,840
Circuit City Stores, Inc. - Carmax Group(b)                4,900         89,670
Finish Line, Inc. (The)(b) .....                           2,700         27,405
Group 1 Automotive, Inc.(b) ....                           1,500         40,200
O'Reilly Automotive, Inc.(b) ...                             700         19,782
Office Depot, Inc.(b) ..........                           8,100        110,160
OfficeMax, Inc.(b) .............                          13,400         38,190
Pep Boys-Manny, Moe & Jack (The)                           3,900         45,825
PETsMART, Inc.(b) ..............                           8,100         63,261
Pier 1 Imports, Inc. ...........                           3,400         37,434
Staples, Inc.(b) ...............                          13,900        202,662
United Auto Group, Inc.(b) .....                           2,400         38,400
Venator Group, Inc.(b) .........                           4,800         69,600
West Marine, Inc.(b) ...........                           2,700         40,257
                                                                     ----------
                                                                      1,175,115
                                                                     ----------
RETAIL (SPECIALTY-APPAREL)--0.4%
The Wet Seal, Inc. (The) Class A(b)                          300          6,105
TJX Cos., Inc. (The) ...........                           5,100        172,380
Urban Outfitters, Inc.(b) ......                           1,100         14,300
                                                                     ----------
                                                                        192,785
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
SAVINGS & LOAN COMPANIES--3.5%
Bank United Financial Corp. Class A(b)                     1,000     $   14,600
BankAtlantic Bancorp, Inc. Class A                         6,300         51,030
Capitol Federal Financial ......                          15,500        309,535
Dime Bancorp, Inc. .............                           1,100         37,268
Fidelity Bankshares, Inc.(b) ...                             500          7,450
First Essex Bancorp, Inc. ......                             400         10,520
Flagstar Bancorp, Inc. .........                           1,700         42,585
Flushing Financial Corp. .......                             600         10,740
GreenPoint Financial Corp. .....                           1,000         32,050
Hudson River Bancorp, Inc. .....                             500         10,300
Independence Community Bank Corp.                         15,300        372,096
Net.B@nk, Inc.(b) ..............                           1,900         15,637
Northwest Bancorp, Inc. ........                             300          2,955
OceanFirst Financial Corp. .....                             100          2,443
PFF Bancorp, Inc. ..............                             500         12,500
Port Financial Corp. ...........                             500         12,750
Seacoast Financial Services Corp.                          2,100         31,500
Sovereign Bancorp, Inc. ........                           3,600         35,640
Staten Island Bancorp, Inc. ....                           2,000         57,880
Troy Financial Corp. ...........                             400          8,720
W Holding Co., Inc. ............                             700          9,982
Washington Mutual, Inc. ........                           6,100        184,159
Waypoint Financial Corp. .......                           1,300         18,122
Webster Financial Corp. ........                           6,400        194,240
Westcorp .......................                           1,000         18,200
                                                                     ----------
                                                                      1,502,902
                                                                     ----------
SERVICES (ADVERTISING/MARKETING)--0.1%
Hart-Hanks, Inc. ...............                           1,700         39,610
Information Resources, Inc.(b) .                           1,100          7,975
                                                                     ----------
                                                                         47,585
                                                                     ----------
SERVICES (COMMERCIAL & CONSUMER)--2.6%
Aaron Rents, Inc. ..............                             900         15,705
Apollo Group, Inc. Class A(b) ..                           3,750        152,437
Bright Horizons Family Solutions, Inc.(b)                    800         20,328
Choice Hotels International, Inc.(b)                       1,200         21,000
Copart, Inc.(b) ................                           1,200         35,220
Cornell Cos., Inc.(b) ..........                             700         11,585
G & K Services, Inc. Class A ...                           7,700        212,597
Interpool, Inc. ................                           1,000         12,100
ITT Educational Services, Inc.(b)                          3,600        137,016
Pittston Brink's Group .........                           1,300         25,025
Regis Corp. ....................                           2,500         53,150
Right Management Consultants, Inc.(b)                      1,300         45,201
Service Corp. International(b) .                          29,000        184,730
SITEL Corp.(b) .................                          19,200         26,880
Sunrise Assisted Living, Inc.(b)                           1,000         29,890
TeleTech Holdings, Inc.(b) .....                           6,800         54,944


                                                         SHARES         VALUE
                                                         ------       ---------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Total System Services, Inc. ....                           2,000     $   40,400
University Of Phoenix Online(b)                            1,200         31,560
                                                                     ----------
                                                                      1,109,768
                                                                     ----------
SERVICES (COMPUTER SYSTEMS)--0.6%
CACI International, Inc. Class A(b)                          100          6,221
CIBER, Inc.(b) .................                           7,700         51,590
Digital River, Inc.(b) .........                           2,900         38,423
eFunds Corp.(b) ................                           2,500         38,750
Gerber Scientific, Inc. ........                           3,600         39,564
Ingram Micro, Inc. Class A(b) ..                           5,100         65,280
Sykes Enterprises, Inc.(b) .....                           3,200         30,848
                                                                     ----------
                                                                        270,676
                                                                     ----------
SERVICES (DATA PROCESSING)--0.6%
Bisys Group, Inc. (The)(b) .....                           4,000        208,080
Century Business Services, Inc.(b)                         3,800          6,764
Fiserv, Inc.(b) ................                           1,000         37,190
                                                                       --------
                                                                        252,034
                                                                     ----------
SERVICES (EMPLOYMENT)--0.2%
Administaff, Inc.(b) ...........                           1,300         29,237
Modis Professional Services, Inc.(b)                      12,500         65,500
                                                                     ----------
                                                                         94,737
                                                                     ----------
SERVICES (FACILITIES & ENVIRONMENTAL)--0.1%
Wackenhut Corrections Corp.(b) .                           2,600         39,000

SHIPPING--0.5%
Kirby Corp.(b) .................                           1,500         38,550
Overseas Shipholding Group, Inc.                           6,800        169,252
                                                                     ----------
                                                                        207,802
                                                                     ----------
SPECIALTY PRINTING--0.2%
Bowne & Co., Inc. ..............                           3,900         40,755
Consolidated Graphics, Inc.(b) .                           2,300         37,720
                                                                     ----------
                                                                         78,475
                                                                     ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.6%
AT&T Wireless Services, Inc.(b)                            2,800         40,432
Cobalt Corp. ...................                             300          1,635
Metro One Telecommunications, Inc.(b)                        900         27,135
UbiquiTel, Inc.(b) .............                             300          2,745
United States Cellular Corp.(b)                            4,500        200,925
                                                                     ----------
                                                                        272,872
                                                                     ----------
TELECOMMUNICATIONS (LONG DISTANCE)--1.6%
Alaska Communications Systems Holdings, Inc.(b)            1,100          7,733
General Communication, Inc. Class A(b)                    17,000        197,540
Level 3 Communications, Inc.(b)                           35,200        121,088


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
McLeodUSA, Inc. Class A(b) .....                          70,000     $   52,500
Sprint Corp. (FON Group) .......                           4,200         84,000
Time Warner Telecom, Inc. Class A(b)                       3,600         39,456
WorldCom, Inc. - WorldCom Group(b)                        11,400        153,330
XO Communications, Inc. Class A(b)                        42,300         38,916
                                                                     ----------
                                                                        694,563
                                                                     ----------
TELEPHONE--0.4%
Verizon Communications, Inc. ...                           3,300        164,373

TEXTILES (APPAREL)--0.1%
Hilfiger (Tommy) Corp.(b) ......                           5,100         58,599

TEXTILES (HOME FURNISHINGS)--0.1%
Collins & Aikman Corp.(b) ......                           1,000          6,150
Mohawk Industries, Inc.(b) .....                           1,000         43,200
                                                                     ----------
                                                                         49,350
                                                                     ----------
TOBACCO--0.2%
Schweitzer-Mauduit International, Inc.                     1,400         33,530
UST, Inc. ......................                           1,200         40,332
                                                                     ----------
                                                                         73,862
                                                                     ----------
TRUCKERS--1.6%
Forward Air Corp.(b) ...........                           6,300        165,879
Knight Transportation, Inc.(b) .                             300          7,317
Roadway Corp. ..................                           7,100        193,475
Robinson (C.H.) Worldwide, Inc.                            5,900        157,943
Ryder System, Inc. .............                           7,600        142,120
Werner Enterprises, Inc. .......                             500         10,825
                                                                     ----------
                                                                        677,559
                                                                     ----------
WASTE MANAGEMENT--0.3%
Republic Services, Inc.(b) .....                           2,300         37,674
Stericycle, Inc.(b) ............                           1,200         57,600
TRC Cos., Inc.(b) ..............                           1,000         42,080
                                                                     ----------
                                                                        137,354
                                                                     ----------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,987,817)                                        37,847,142
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.3%

BANKS (MONEY CENTER)--0.0%
Banco Rio de la Plata SA ADR (Argentina)                     200            762
Credicorp Ltd. ADR (Bermuda)                               1,500         12,150
                                                                     ----------
                                                                         12,912
                                                                     ----------


                                                         SHARES         VALUE
                                                         ------       ---------
BEVERAGES (NON-ALCOHOLIC)--0.2%
Coca-Cola Femsa de CV SA  ADR (Mexico)                     2,000     $   40,180
Cott Corp. (Canada)(b) .........                           1,400         19,656
Pepsi-Gemex SA GDR (Mexico)(b) .                           2,400         12,264
                                                                     ----------
                                                                         72,100
                                                                     ----------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
AsiaInfo Holdings, Inc. (China)(b)                         1,400         18,690
Autonomy Corp. PLC ADR (United Kingdom)(b)                 1,200          5,004
Elbit Systems Ltd. (Israel) ....                             800         15,200
Equant NV NY Registered Shares (Netherlands)(b)            2,100         21,735
                                                                     ----------
                                                                         60,629
                                                                     ----------
CONTAINERS & PACKAGING (PAPER)--0.0%
Sappi Ltd. ADR (South Africa) ..                           1,600         15,264

ELECTRONICS (SEMICONDUCTORS)--0.3%
ARM Holdings PLC ADR (United Kingdom)(b)                   1,600         24,640
Flextronics International Ltd. (Singapore)(b)              3,200         63,680
O2Micro International Ltd. (Cayman Islands)(b)             3,000         43,170
                                                                     ----------
                                                                        131,490
                                                                     ----------
GOLD & PRECIOUS METALS MINING--0.1%
Compania de Minas Buenaventura SA (Peru)                   1,900         38,494
Lihir Gold Ltd. ADR (Australia)(b)                           100          1,180
                                                                     ----------
                                                                         39,674
                                                                     ----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
Biovail Corp. (Canada)(b) ......                             800         37,808

INSURANCE (LIFE/HEALTH)--0.5%
Aegon NV  American Registered Shares (Netherlands)         7,200        180,576
Scottish Annuity & Life Holdings Ltd. (Cayman
  Islands)                                                   800         13,024
                                                                     ----------
                                                                        193,600
                                                                     ----------
IRON & STEEL--0.0%
Gerdau SA ADR (Brazil) .........                           1,000          6,800

LODGING - HOTELS--0.0%
Fairmont Hotels & Resorts, Inc. (Canada)(b)                   25            446

MANUFACTURING (DIVERSIFIED)--0.0%
Vitro SA de CV ADR (Mexico) ....                           5,000         11,700

NATURAL GAS--0.2%
TransCanada Pipelines Ltd. (Canada)                        3,800         49,590
Westcoast Energy, Inc. (Canada)                            1,300         34,229
                                                                     ----------
                                                                         83,819
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                      SHARES         VALUE
                                                      ------       ---------
OFFICE EQUIPMENT & SUPPLIES--0.2%
Moore Corp. Ltd. (Canada)(b)                           13,500     $  101,925

PAPER & FOREST PRODUCTS--0.0%
Bunzl PLC ADR (United Kingdom) .                          200          6,300

RAILROADS--0.1%
CP Railway Ltd. (Canada)(b) ....                        3,650         61,539

RETAIL (FOOD CHAINS)--0.1%
Blue Square-Israel Ltd. ADR (Israel)                      200          2,910
Koninklijke Ahold NV ADR (Netherlands)                  1,500         42,300
                                                                  ----------
                                                                      45,210
                                                                  ----------
SERVICES (COMMERCIAL & CONSUMER)--0.0%
Advanced Semiconductor Engineering, Inc. ADR
(Taiwan)(b)                                             3,200          8,192

SHIPPING--0.1%
CP Ships Ltd. (Canada)(b) ......                        1,825         17,538

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Global Crossing Ltd. (Bermuda)(b)                      26,200         29,606
Telefonica de Argentina SA ADR (Argentina)              1,400         14,000
                                                                  ----------
                                                                      43,606
                                                                  ----------
TOBACCO--0.1%
British American Tobacco PLC (United Kingdom)           2,100         36,372
Imperial Tobacco Group PLC ADR (United Kingdom)           800         20,088
                                                                  ----------
                                                                      56,460
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,026,750)                                       1,007,012
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.1%
(IDENTIFIED COST $38,014,567)                                     38,854,154
-------------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                         ------    ---------
SHORT TERM OBLIGATIONS--12.1%

REPURCHASE AGREEMENT--12.1%
Morgan Stanley & Co., Inc. repurchase agreements,
2.56%, dated 10/31/01, due 11/1/01, repurchase price
$5,187,369, collateralized by a Fannie Mae Bond
8.50%, 2/31/01, market value $5,291,521              $  5,187     $5,187,000
----------------------------------------------------------------------------
TOTAL SHORT TERM OBLIGATIONS
(IDENTIFIED COST $5,187,000)                                       5,187,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--102.2%
(IDENTIFIED COST $43,201,567)                                     44,041,154(a)
----------------------------------------------------------------------------

SECURITIES SOLD SHORT--(90.2)%
(PROCEEDS $41,794,560)                                           (38,862,943)

Other assets and liabilities, net--88.0%                          37,919,197
                                                                 -----------
NET ASSETS--100.0%                                               $43,097,408
                                                                 ===========

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,707,090 and gross depreciation of $2,991,582 for federal income tax purposes. At October 31, 2001, the aggregate cost of securities for federal income tax purposes was $43,325,646.
(b)Non-income producing.

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
SECURITIES SOLD SHORT--90.2%

COMMON STOCKS--83.5%

AEROSPACE/DEFENSE--0.2%
Northrop Grumman Corp. .........                             600       $ 59,970
Teledyne Technologies, Inc. ....                           2,700         40,959
                                                                       --------
                                                                        100,929
                                                                       --------
AGRICULTURAL PRODUCTS--0.3%
Delta and Pine Land Co. ........                           6,900        124,545

AIR FREIGHT--0.1%
Atlas Air Worldwide Holdings, Inc.                         1,000         12,910
EGL, Inc. ......................                             900         10,881
                                                                       --------
                                                                         23,791
                                                                       --------
AIRLINES--0.9%
Alaska Air Group, Inc. .........                           6,100        148,840
America West Holdings Corp. Class B                       14,100         28,059
Delta Air Lines, Inc. ..........                           2,700         61,722
Midwest Express Holdings, Inc. .                           8,400         93,240
Northwest Airlines Corp. .......                           2,200         28,248
UAL Corp. ......................                           1,800         22,896
                                                                       --------
                                                                        383,005
                                                                       --------
AUTO PARTS & EQUIPMENT--0.8%
Goodyear Tire & Rubber Co. (The)                           9,500        176,985
IMPCO Technologies, Inc. .......                             800         13,312
Visteon Corp. ..................                          12,900        153,510
                                                                       --------
                                                                        343,807
                                                                       --------
BANKS (MAJOR REGIONAL)--1.3%
Bank of New York Co., Inc. (The)                           5,500        187,055
Comerica, Inc. .................                           2,800        129,052
Mellon Financial Corp. .........                           5,900        198,240
Northern Trust Corp. ...........                           1,200         60,588
                                                                       --------
                                                                        574,935
                                                                       --------
BANKS (REGIONAL)--0.8%
Cullen/Frost Bankers, Inc. .....                           1,700         45,832
Frontier Financial Corp. .......                           4,500        123,345
Valley National Bancorp ........                           6,540        195,481
                                                                       --------
                                                                        364,658
                                                                       --------
BEVERAGES (ALCOHOLIC)--1.2%
Brown-Forman Corp. Class B .....                           2,900        172,376
Coors (Adolph) Co. Class B .....                           5,600        278,600
Mondavi (Robert) Corp. (The) Class A                       1,700         52,207
                                                                       --------
                                                                        503,183
                                                                       --------

                                                         SHARES         VALUE
                                                         ------       ---------
BIOTECHNOLOGY--3.1%
Abgenix, Inc. ..................                           5,500     $  163,845
Alexion Pharmaceuticals, Inc. ..                           2,300         39,583
Amgen, Inc. ....................                           3,200        181,824
Aviron .........................                           2,000         66,600
Cell Genesys, Inc. .............                           2,900         51,910
Cephalon, Inc. .................                             500         31,525
Cerus Corp. ....................                           1,300         59,709
COR Therapeutics, Inc. .........                           2,200         49,566
Geron Corp. ....................                           4,700         54,614
ILEX Oncology, Inc. ............                           1,600         41,776
InterMune, Inc. ................                           4,600        200,882
Lexicon Genetics, Inc. .........                           4,000         39,360
Medarex, Inc. ..................                           3,000         61,800
Millennium Pharmaceuticals, Inc.                           3,600         91,656
NPS Pharmaceuticals, Inc. ......                           2,500         90,325
Progenics Pharmaceuticals, Inc.                            2,600         41,704
Texas Biotechnology Corp. ......                           2,200         12,716
Trimeris, Inc. .................                             600         23,821
Ventana Medical Systems, Inc. ..                           1,500         31,785
                                                                     ----------
                                                                      1,335,001
                                                                     ----------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.9%
Ackerley Group, Inc. (The) .....                           2,800         37,660
Cablevision Systems Corp. ......                           2,600         89,050
Clear Channel Communications, Inc.                           800         30,496
Comcast Corp. Special Class A ..                           3,000        107,520
Cox Radio, Inc. Class A ........                           7,000        151,900
Entravision Communications Corp.                           3,000         31,800
Hearst-Argyle Television, Inc. .                           1,600         29,760
Liberty Corp. (The) ............                           1,400         56,336
Liberty Media Corp. Class A ....                           3,300         38,577
Regent Communications, Inc. ....                           4,800         27,984
Shaw Communications, Inc. Class B                          2,100         38,703
Univision Communications, Inc. Class A                     7,400        185,000
                                                                     ----------
                                                                        824,786
                                                                     ----------
BUILDING MATERIALS--0.2%
CoorsTek, Inc. .................                           2,600         68,900

CHEMICALS--1.2%
Dow Chemical Co. (The)                                     4,600        152,950
Du Pont (E.I.) de Nemours & Co.                            2,400         95,976
IMC Global, Inc. ...............                          19,400        208,550
Rohm & Haas Co. ................                           1,400         45,458
                                                                     ----------
                                                                        502,934
                                                                     ----------
CHEMICALS (DIVERSIFIED)--0.3%
FMC Corp. ......................                           2,500        118,650
Olin Corp. .....................                           1,100         16,478
                                                                     ----------
                                                                        135,128
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                         SHARES         VALUE
                                                         ------       ---------
CHEMICALS (SPECIALTY)--1.1%
Cambrex Corp. ..................                           1,800     $   66,600
Cytec Industries, Inc. .........                           1,900         45,467
Diversa Corp. ..................                           2,300         26,726
Eden Bioscience Corp. ..........                             900          4,275
Great Lakes Chemical Corp. .....                           9,000        190,890
Millennium Chemicals, Inc. .....                          11,600        110,548
NL Industries, Inc. ............                           1,400         18,004
                                                                     ----------
                                                                        462,510
                                                                     ----------
COMMUNICATIONS EQUIPMENT--0.5%
ADTRAN, Inc. ...................                           2,400         55,680
Anaren Microwave, Inc. .........                           4,100         62,689
DMC Stratex Networks, Inc. .....                             800          4,360
Liberty Digital, Inc. Class A ..                          14,000         38,920
Motorola, Inc. .................                           3,700         60,569
                                                                     ----------
                                                                        222,218
                                                                     ----------
COMPUTERS (HARDWARE)--1.2%
Apple Computer, Inc. ...........                           3,200         56,192
Computer Network Technology Corp.                          4,500         65,700
Extreme Networks, Inc. .........                           5,400         63,126
International Business Machines Corp.                      2,400        259,368
NCR Corp. ......................                           2,600         92,170
                                                                     ----------
                                                                        536,556
                                                                     ----------
COMPUTERS (NETWORKING)--0.2%
Avocent Corp. ..................                           1,300         24,258
Stellent, Inc. .................                           2,600         53,300
                                                                     ----------
                                                                         77,558
                                                                     ----------
COMPUTERS (PERIPHERALS)--0.1%
Lexmark International, Inc. ....                             500         22,375
SanDisk Corp. ..................                             800          8,752
                                                                     ----------
                                                                         31,127
                                                                     ----------
COMPUTERS (SOFTWARE & SERVICES)--2.0%
Agile Software Corp. ...........                           2,400         22,848
Answerthink, Inc. ..............                          35,000        131,950
Aspen Technology, Inc. .........                             800         10,600
Avid Technology, Inc. ..........                             900          8,082
Descartes Systems Group, Inc. (The)                        2,800         13,636
Documentum, Inc. ...............                           4,100         60,557
E.piphany, Inc. ................                             150            885
F5 Networks, Inc. ..............                           1,600         24,144
IDX Systems Corp. ..............                             900          8,865
Intuit, Inc. ...................                             800         32,176
MatrixOne, Inc. ................                           3,700         20,350
OpenTv Corp. ...................                           1,900         13,984
PC-Tel, Inc. ...................                          21,300        162,306
Peregrine Systems, Inc. ........                           3,700         53,428


                                                         SHARES         VALUE
                                                         ------       ---------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Phoenix Technologies Ltd. ......                             800     $    7,320
RSA Security, Inc. .............                           1,200         14,448
SmartForce Public Limited Co. ADR                          3,900         64,194
SPS, Inc. ......................                           1,700         29,308
Synopsys, Inc. .................                           1,500         70,500
Unisys Corp. ...................                           2,500         22,325
Verity, Inc. ...................                           3,000         31,860
Viewpoint Corp. ................                           1,300          5,200
Wind River Systems, Inc. .......                           5,000         71,700
                                                                     ----------
                                                                        880,666
                                                                     ----------
CONSTRUCTION (CEMENT & AGGREGATES)--0.8%
Martin Marietta Materials, Inc.                            4,300        171,656
Vulcan Materials Co. ...........                           4,600        191,222
                                                                     ----------
                                                                        362,878
                                                                     ----------
CONTAINERS & PACKAGING (PAPER)--0.2%
Chesapeake Corp. ...............                           3,700        104,784

DISTRIBUTORS (FOOD & HEALTH)--0.1%
Andrx Group ....................                           1,000         64,930

ELECTRIC COMPANIES--2.2%
Ameren Corp. ...................                           4,100        164,410
Constellation Energy Group, Inc.                           2,900         64,873
DQE, Inc. ......................                           3,300         61,710
Edison International ...........                          10,900        154,889
Empire District Electric Co. (The)                           900         19,116
Exelon Corp. ...................                           1,100         46,277
FPL Group, Inc. ................                             300         15,930
OGE Energy Corp. ...............                           7,000        151,620
Otter Tail Corp. ...............                           2,500         70,650
Reliant Energy, Inc. ...........                           1,900         53,105
Sierra Pacific Resources .......                          10,600        153,806
                                                                     ----------
                                                                        956,386
                                                                     ----------
ELECTRICAL EQUIPMENT--2.7%
Amphenol Corp. Class A .........                           1,500         66,825
Artesyn Technologies, Inc. .....                          33,300        240,093
C&D Technologies, Inc. .........                           3,100         64,232
Harman International Industries, Inc.                      1,900         62,795
Hubbell, Inc. Class B ..........                           6,700        183,044
Littelfuse, Inc. ...............                           7,900        178,066
Merix Corp. ....................                           2,200         37,136
Spectra-Physics, Inc. ..........                           1,100         19,217
SPX Corp. ......................                             800         79,680
Symbol Technologies, Inc. ......                           1,800         23,130
Technitrol, Inc. ...............                             600         14,928
Thomas & Betts Corp. ...........                          10,000        181,600
Three-Five Systems, Inc. .......                           1,400         21,714
                                                                     ----------
                                                                      1,172,460
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
ELECTRONICS (INSTRUMENTATION)--1.7%
Agilent Technologies, Inc.                                 8,400     $  187,068
Coherent, Inc. .................                           4,500        119,250
Illumina, Inc. .................                           2,400         24,024
LeCroy Corp. ...................                             900         14,274
Mechanical Technology, Inc. ....                           4,900         12,691
Molecular Devices Corp. ........                           4,200         67,998
Nanometrics, Inc. ..............                           1,000         19,850
Newport Corp. ..................                           3,900         60,801
Photon Dynamics, Inc. ..........                             700         18,550
Rudolph Technologies, Inc. .....                           6,400        161,920
Tollgrade Communications, Inc. .                             900         22,941
Zygo Corp. .....................                             700          9,905
                                                                     ----------
                                                                        719,272
                                                                     ----------
ELECTRONICS (SEMICONDUCTORS)--4.2%
Actel Corp. ....................                           9,800        181,790
Alliance Semiconductor Corp. ...                           7,000         57,750
Altera Corp. ...................                           2,700         54,540
ANADIGICS, Inc. ................                           3,900         57,954
Applied Micro Circuits Corp. ...                             900          9,927
Cirrus Logic, Inc. .............                           5,700         63,441
Elantec Semiconductor, Inc. ....                           1,900         62,111
Exar Corp. .....................                           5,400        121,716
Fairchild Semiconductor Corp. Class A                     10,400        221,000
GlobeSpan, Inc. ................                           5,900         70,564
Integrated Device Technology, Inc.                         2,500         69,625
Integrated Silicon Solution, Inc.                          1,500         15,585
International Rectifier Corp. ..                           1,900         66,709
IXYS Corp. .....................                           2,700         19,170
Lattice Semiconductor Corp. ....                           3,800         66,500
Micron Technology, Inc. ........                           8,000        182,080
National Semiconductor Corp. ...                           1,400         36,372
Pericom Semiconductor Corp. ....                           3,100         41,695
PMC-Sierra, Inc. ...............                           3,500         56,805
SIPEX Corp. ....................                          13,200        113,520
Standard Microsystems Corp. ....                           1,600         16,000
Texas Instruments, Inc. ........                           1,900         53,181
Xilinx, Inc. ...................                           4,100        124,722
Zoran Corp. ....................                           1,400         35,406
                                                                     ----------
                                                                      1,798,163
                                                                     ----------
ENGINEERING & CONSTRUCTION--0.2%
Foster Wheeler Ltd. ............                           4,900         24,745
MasTec, Inc. ...................                          15,300         70,380
                                                                     ----------
                                                                         95,125
                                                                     ----------
ENTERTAINMENT--0.3%
World Wrestling Federation Entertainment, Inc.            11,200        126,224


                                                         SHARES         VALUE
                                                         ------       ---------
EQUIPMENT (SEMICONDUCTORS)--1.4%
Axcelis Technologies, Inc. .....                          18,700       $245,157
Brooks Automation, Inc. ........                           1,100         35,508
Credence Systems Corp. .........                           4,400         59,840
Electroglas, Inc. ..............                           1,200         15,036
EMCORE Corp. ...................                           2,300         25,668
FEI Co. ........................                           1,600         43,168
Helix Technology Corp. .........                           2,400         46,512
LTX Corp. ......................                           3,300         54,318
Teradyne, Inc. .................                             400          9,220
Therma-Wave, Inc. ..............                           3,600         43,812
Ultratech Stepper, Inc. ........                           2,900         39,005
                                                                     ----------
                                                                        617,244
                                                                     ----------
FINANCIAL (DIVERSIFIED)--1.7%
Alexander's, Inc. ..............                             200         12,042
Amli Residential Properties Trust                          2,300         53,659
Cornerstone Realty Income Trust, Inc.                      4,300         45,967
Hugoton Royalty Trust ..........                           4,300         48,203
J.P. Morgan Chase & Co. ........                             200          7,072
Markel Corp. ...................                           1,600        313,520
Mission West Properties, Inc. ..                           2,800         33,852
Morgan Stanley Dean Witter & Co.                             800         39,136
Neuberger Berman, Inc. .........                           3,300        115,104
Security Capital Group, Inc. ...                           4,600         86,020
                                                                     ----------
                                                                        754,575
                                                                     ----------
FOODS--2.1%
Dreyer's Grand Ice Cream, Inc. .                           7,300        238,710
Hain Celestial Group, Inc. .....                           9,500        187,340
Heinz (H.J.) Co. ...............                           3,800        161,272
Sensient Technologies Corp. ....                           8,500        138,210
Tootsie Roll Industries, Inc. ..                           5,111        187,369
                                                                     ----------
                                                                        912,901
                                                                     ----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.2%
Championship Auto Racing Teams, Inc.                       4,200         53,760
Park Place Entertainment Corp. .                          26,700        191,172
Pinnacle Entertainment, Inc. ...                           8,100         55,890
Speedway Motorsports, Inc. .....                           5,800        135,894
WMS Industries, Inc. ...........                           3,600         64,620
                                                                     ----------
                                                                        501,336
                                                                     ----------
GOLD & PRECIOUS METALS MINING--0.4%
Homestake Mining Co. ...........                          19,100        156,620

HARDWARE & TOOLS--0.4%
Black & Decker Corp. (The) .....                           2,600         86,034
Scotts Co. (The) Class A .......                           2,500        100,775
                                                                     ----------
                                                                        186,809
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
HEALTH CARE (DIVERSIFIED)--0.4%
American Home Products Corp. ...                           2,900     $  161,907

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.3%
3 Dimensional Pharmaceuticals, Inc.                          900          7,731
Cell Therapeutics, Inc. ........                           2,000         60,060
Dendreon Corp. .................                           2,300         20,125
Durect Corp. ...................                           1,200          8,880
Emisphere Technologies, Inc. ...                           2,300         55,315
Genentech, Inc. ................                           4,100        214,225
Guilford Pharmaceuticals, Inc. .                           2,700         29,322
Inspire Pharmaceuticals, Inc. ..                           2,400         28,080
Lilly (Eli) & Co. ..............                             800         61,200
Matrix Pharmaceutical, Inc. ....                           6,500          4,680
PRAECIS Pharmaceuticals, Inc. ..                           4,700         20,351
Tanox, Inc. ....................                             400          6,796
United Therapeutics Corp. ......                           1,300         12,285
Versicor, Inc. .................                           1,400         21,140
                                                                     ----------
                                                                        550,190
                                                                     ----------
HEALTH CARE (GENERIC AND OTHER)--0.8%
Alpharma, Inc. Class A .........                           1,800         49,860
ICN Pharmaceuticals, Inc. ......                           1,900         45,999
Medicis Pharmaceutical Corp. Class A                         400         23,076
Noven Pharmaceuticals, Inc. ....                           3,000         64,320
Watson Pharmaceuticals, Inc. ...                           3,500        166,880
                                                                     ----------
                                                                        350,135
                                                                     ----------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.8%
HCA, Inc.                                                  4,200        166,572
Health Management Associates, Inc. Class A                 9,000        175,410
                                                                     ----------
                                                                        341,982
                                                                     ----------
HEALTH CARE (MANAGED CARE)--0.1%
CIGNA Corp. ....................                             800         58,320

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
Apogent Technologies, Inc. .....                           7,100        166,282
Bausch & Lomb, Inc. ............                           5,800        188,848
Baxter International, Inc. .....                           3,200        154,784
Biomet, Inc. ...................                           5,750        175,375
Cygnus, Inc. ...................                           5,400         27,000
Datascope Corp. ................                             500         16,745
INAMED Corp. ...................                           9,800        186,690
Intuitive Surgical, Inc. .......                           3,300         30,360
Vital Signs, Inc. ..............                           1,700         45,985
Zoll Medical Corp. .............                             400         13,500
                                                                     ----------
                                                                      1,005,569
                                                                     ----------

                                                         SHARES         VALUE
                                                         ------       ---------
HEALTH CARE (SPECIALIZED SERVICES)--0.4%
Arena Pharmaceuticals, Inc. ....                           5,200     $   58,760
Exelixis, Inc. .................                           5,500         73,700
Nanogen, Inc. ..................                           2,100         19,110
PDI, Inc. ......................                           1,100         30,789
                                                                     ----------
                                                                        182,359
                                                                     ----------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.4%
Leggett & Platt, Inc. ..........                           9,000        195,030

HOUSEWARES--0.1%
Libbey, Inc. ...................                           1,600         50,240

INSURANCE (LIFE/HEALTH)--0.7%
Delphi Financial Group, Inc. Class A                       3,700        112,480
MONY Group, Inc. (The) .........                           6,000        181,020
                                                                     ----------
                                                                        293,500
                                                                     ----------
INSURANCE (MULTI-LINE)--0.3%
American International Group, Inc.                           600         47,160
Hartford Financial Services Group, Inc. (The)              1,000         54,000
Loews Corp. ....................                             400         20,320
                                                                     ----------
                                                                        121,480
                                                                     ----------
INSURANCE (PROPERTY-CASUALTY)--2.7%
Alleghany Corp. ................                             300         57,450
Allmerica Financial Corp. ......                           1,100         42,900
Berkley (W.R.) Corp. ...........                           1,300         69,173
Chubb Corp. (The) ..............                           3,400        232,220
Cincinnati Financial Corp. .....                           5,500        204,600
CNA Financial Corp .............                           1,000         25,180
MGIC Investment Corp. ..........                           1,200         62,088
Midland Co. (The) ..............                             100          3,675
Odyssey Re Holdings Corp. ......                             800         12,088
SAFECO Corp. ...................                           1,600         49,344
St. Paul Cos., Inc. (The) ......                           1,000         45,900
Transatlantic Holdings, Inc. ...                           2,750        230,312
Trenwick Group Ltd. ............                           1,700         13,192
Unitrin, Inc. ..................                           1,600         61,760
White Mountains Insurance Group Ltd.                         100         34,700
                                                                     ----------
                                                                      1,144,582
                                                                     ----------
INSURANCE BROKERS--0.8%
Marsh & McLennan Cos., Inc. ....                           3,500        338,625

INVESTMENT BANKING/BROKERAGE--1.1%
Goldman Sachs Group, Inc. (The)                            2,000        156,320
Knight Trading Group, Inc. .....                           6,100         59,963
LaBranche & Co., Inc. ..........                           3,000         86,670
Legg Mason, Inc. ...............                           4,000        168,440
Merrill Lynch & Co., Inc. ......                             500         21,855
                                                                     ----------
                                                                        493,248
                                                                     ----------

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
INVESTMENT MANAGEMENT--0.9%
Affiliated Managers Group, Inc.                            1,000     $   61,700
American Capital Strategies Ltd.                           5,900        146,143
Gabelli Asset Management, Inc. Class A                       800         29,760
Stewart (W.P) & Co. Ltd ........                           6,700        141,571
                                                                     ----------
                                                                        379,174
                                                                     ----------
IRON & STEEL--0.1%
Cleveland-Cliffs, Inc. .........                           1,600         26,080

MACHINERY (DIVERSIFIED)--1.4%
Capstone Turbine Corp. .........                           2,485         12,599
Deere & Co. ....................                           4,600        170,154
Engineered Support Systems, Inc.                           1,000         49,790
Kaydon Corp. ...................                           3,300         62,370
Milacron, Inc. .................                          12,500        148,250
NACCO Industries, Inc. .........                           2,200        115,060
Presstek, Inc. .................                           3,600         23,400
Tecumseh Products Co. Class A ..                             500         22,875
                                                                     ----------
                                                                        604,498
                                                                     ----------
MANUFACTURING (DIVERSIFIED)--1.1%
American Standard Cos., Inc. ...                             800         46,320
Eaton Corp. ....................                             700         45,808
Honeywell International, Inc. ..                           6,800        200,940
Minnesota Mining and Manufacturing Co.                       500         52,190
Textron, Inc. ..................                           4,300        136,095
                                                                     ----------
                                                                        481,353
                                                                     ----------
MANUFACTURING (SPECIALIZED)--1.3%
Armor Holdings, Inc. ...........                           4,100         99,548
Astec Industries, Inc. .........                             300          3,840
Avery Dennison Corp. ...........                           3,400        157,420
Briggs & Stratton Corp. ........                           5,600        210,336
Dionex Corp. ...................                           1,100         26,400
Ionics, Inc. ...................                             600         14,100
SPS Technologies, Inc. .........                           1,400         41,860
                                                                     ----------
                                                                        553,504
                                                                     ----------
METAL FABRICATORS--0.1%
Brush Engineered Materials, Inc.                           3,800         38,950

METALS MINING--0.5%
Phelps Dodge Corp. .............                           7,200        208,800

NATURAL GAS--3.0%
El Paso Corp. ..................                           4,200        206,052
Energen Corp. ..................                           9,300        227,850
Kinder Morgan, Inc. ............                           3,000        148,890
National Fuel Gas Co. ..........                          11,000        257,510
NUI Corp. ......................                           2,800         56,980
Piedmont Natural Gas Co., Inc. .                           6,000        190,800


                                                         SHARES         VALUE
                                                         ------       ---------
NATURAL GAS--CONTINUED
Southern Union Co. .............                           4,515     $   86,146
WGL Holdings, Inc. .............                           4,600        124,476
                                                                     ----------
                                                                      1,298,704
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.2%
Steelcase, Inc. Class A ........                           6,500         84,825

OIL & GAS (DRILLING & EQUIPMENT)--1.1%
Diamond Offshore Drilling, Inc.                            2,100         57,960
Dril-Quip, Inc. ................                           5,700         97,242
ENSCO International, Inc. ......                           3,900         77,220
Lone Star Technologies, Inc. ...                             800         13,152
Noble Drilling Corp. ...........                           2,200         67,210
Schlumberger Ltd. ..............                           1,300         62,946
Tidewater, Inc. ................                             900         27,198
Transocean Sedco Forex, Inc. ...                           2,100         63,315
                                                                     ----------
                                                                        466,243
                                                                     ----------
OIL & GAS (EXPLORATION & PRODUCTION)--2.9%
3TEC Energy Corp. ..............                           1,100         16,016
Anadarko Petroleum Corp. .......                           1,200         68,460
Apache Corp. ...................                           1,400         72,240
Brown (Tom), Inc. ..............                             100          2,335
Denbury Resources, Inc. ........                           2,100         18,060
Devon Energy Corp. .............                           1,700         65,110
Dreyfus (Louis) Natural Gas Corp.                          1,700         67,320
EOG Resources, Inc. ............                           2,000         70,740
Forest Oil Corp. ...............                           4,000        109,600
Houston Exploration Co. (The) ..                           2,100         65,625
Kerr-McGee Corp. ...............                             345         19,872
Key Production Co., Inc. .......                           2,000         31,200
Nuevo Energy Co. ...............                           4,100         57,810
Patina Oil & Gas Corp. .........                           1,400         37,730
Penn Virginia Corp. ............                           1,400         53,900
Prima Energy Corp. .............                           2,300         55,913
St. Mary Land & Exploration Co.                            1,500         30,705
Stone Energy Corp. .............                           5,100        201,705
Swift Energy Co. ...............                           6,500        153,725
Westport Resources Corp. .......                           3,700         63,899
                                                                     ----------
                                                                      1,261,965
                                                                     ----------
OIL (DOMESTIC INTEGRATED)--0.1%
ChevronTexaco Corp. ............                             500         44,275

PAPER & FOREST PRODUCTS--1.9%
Bowater, Inc. ..................                           3,200        143,104
International Paper Co. ........                           1,600         57,280
Plum Creek Timber Co., Inc. ....                          15,755        435,310
Pope & Talbot, Inc. ............                           1,200         15,600
Potlatch Corp. .................                           2,000         50,100


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
PAPER & FOREST PRODUCTS--CONTINUED
Trex Company, Inc. .............                           3,300     $   46,167
Weyerhaeuser Co. ...............                           1,200         59,892
                                                                     ----------
                                                                        807,453
                                                                     ----------
PHOTOGRAPHY/IMAGING--0.1%
Eastman Kodak Co. ..............                           1,900         48,583

PUBLISHING--1.1%
McGraw-Hill Cos., Inc. (The) ...                           3,400        178,772
Meredith Corp. .................                           5,400        178,200
Penton Media, Inc. .............                           5,700         39,615
PLATO Learning, Inc. ...........                           1,466         20,817
Reader's Digest Association, Inc. (The) Class A            3,400         60,180
                                                                     ----------
                                                                        477,584
                                                                     ----------
PUBLISHING (NEWSPAPERS)--3.6%
Dow Jones & Co., Inc. ..........                           6,300        283,500
Gannett Co., Inc. ..............                           5,600        353,920
Hollinger International, Inc. ..                          16,600        171,478
Journal Register Co. ...........                           4,500         77,400
Knight-Ridder, Inc. ............                           4,100        230,625
Media General, Inc. Class A ....                             100          4,160
Pulitzer, Inc. .................                           1,400         65,240
Scripps (E.W.) Co. (The) Class A                             700         43,169
Tribune Co. ....................                           3,700        111,740
Washington Post Co. (The) Class B                            400        204,200
                                                                     ----------
                                                                      1,545,432
                                                                     ----------
RAILROADS--0.4%
Florida East Coast Industries, Inc.  Class A                 200          4,388
GATX Corp. .....................                           6,400        169,280
                                                                     ----------
                                                                        173,668
                                                                     ----------
REITS--1.9%
BRE Properties, Inc. Class A ...                          10,100        292,900
Cousins Properties, Inc. .......                             900         21,789
Health Care Property Investors, Inc.                       5,200        193,544
Parkway Properties, Inc. .......                           1,000         30,800
Post Properties, Inc. ..........                           5,700        193,572
RFS Hotel Investors, Inc. ......                          10,400         96,200
                                                                     ----------
                                                                        828,805
                                                                     ----------
RESTAURANTS--0.2%
Triarc Cos., Inc. ..............                           4,600        106,260

RETAIL (COMPUTERS & ELECTRONICS)--0.5%
Circuit City Stores-Circuit City Group                    16,900        231,868
Ultimate Electronics, Inc. .....                             200          3,628
                                                                     ----------
                                                                        235,496
                                                                     ----------


                                                         SHARES         VALUE
                                                         ------       ---------
RETAIL (DISCOUNTERS)--0.2%
Factory 2-U Stores, Inc. .......                           3,900     $   55,146
Stein Mart, Inc. ...............                           1,600         12,752
                                                                     ----------
                                                                         67,898
                                                                     ----------
RETAIL (FOOD CHAINS)--0.6%
Pathmark Stores, Inc. ..........                           3,000         70,740
Winn-Dixie Stores, Inc. ........                          15,300        169,218
                                                                     ----------
                                                                        239,958
                                                                     ----------
RETAIL (GENERAL MERCHANDISE)--0.4%
Wal-Mart Stores, Inc. ..........                           3,100        159,340

RETAIL (HOME SHOPPING)--0.1%
ValueVision International, Inc. Class A                    2,900         39,556

RETAIL (SPECIALTY)--0.6%
Payless ShoeSource, Inc. .......                             900         47,565
Toys 'R' Us, Inc. ..............                          10,100        191,900
                                                                     ----------
                                                                        239,465
                                                                     ----------
RETAIL (SPECIALTY-APPAREL)--0.7%
Limited, Inc. (The) ............                          17,900        199,585
Wilsons The Leather Experts, Inc.                          9,100        110,292
                                                                     ----------
                                                                        309,877
                                                                     ----------
SAVINGS & LOAN COMPANIES--1.0%
Golden West Financial Corp. ....                           3,900        189,540
Ocwen Financial Corp. ..........                           3,900         33,540
Washington Federal, Inc. .......                           8,730        197,735
                                                                     ----------
                                                                        420,815
                                                                     ----------
SERVICES (ADVERTISING/MARKETING)--0.4%
Interpublic Group of Cos., Inc. (The)                      2,456         55,137
NetRatings, Inc. ...............                           1,300         15,704
Omnicom Group, Inc. ............                             700         53,746
R.H. Donnelley Corp. ...........                           2,000         52,800
                                                                     ----------
                                                                        177,387
                                                                     ----------
SERVICES (COMMERCIAL & CONSUMER)--1.3%
DeVry, Inc. ....................                           6,400        172,480
DiamondCluster International, Inc.  Class A                1,300         13,390
Dollar Thrifty Automotive Group, Inc.                      3,200         37,600
Learning Tree International, Inc.                          2,600         54,704
Ritchie Bros. Auctioneers, Inc.                              200          5,370
Sotheby's Holdings, Inc. Class A                           5,500         73,480
StarTek, Inc. ..................                             200          3,372
Stewart Enterprises, Inc. Class A                         30,100        182,406
                                                                     ----------
                                                                        542,802
                                                                     ----------


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                         SHARES         VALUE
                                                         ------       ---------
SERVICES (DATA PROCESSING)--0.6%
Ceridian Corp. .................                          12,400     $  204,476
CheckFree Corp. ................                           3,400         47,872
                                                                     ----------
                                                                        252,348
                                                                     ----------
SERVICES (EMPLOYMENT)--0.5%
Heidrick & Struggles International, Inc.                  13,700        207,692

SHIPPING--0.6%
OMI Corp. ......................                          29,900        120,796
Teekay Shipping Corp. ..........                           1,800         49,752
Trico Marine Services, Inc. ....                          13,200         84,744
                                                                     ----------
                                                                        255,292
                                                                     ----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
Leap Wireless International, Inc.                          2,000         29,740
Nextel Partners, Inc. Class A ..                           3,200         17,120
Powerwave Technologies, Inc. ...                           4,200         64,260
Western Wireless Corp. Class A .                           6,300        183,771
                                                                     ----------
                                                                        294,891
                                                                     ----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
AT&T Corp. .....................                          10,800        164,700
CT Communications, Inc. ........                             900         12,645
                                                                     ----------
                                                                        177,345
                                                                     ----------
TELEPHONE--0.9%
ALLTEL Corp. ...................                           2,100        119,994
Qwest Communications International, Inc.                  10,500        135,975
SBC Communications, Inc. .......                           1,600         60,976
Telephone and Data Systems, Inc.                             700         61,530
                                                                     ----------
                                                                        378,475
                                                                     ----------
TEXTILES (APPAREL)--0.4%
Gildan Activewear, Inc. Class A                            2,200         25,190
Quiksilver, Inc. ...............                           9,900        130,383
                                                                     ----------
                                                                        155,573
                                                                     ----------
TRUCKERS--2.1%
CNF, Inc. ......................                           7,700        170,093
Heartland Express, Inc. ........                           7,575        178,013
Swift Transportation Co., Inc. .                          11,000        186,890
United Parcel Service, Inc. Class B                        3,800        193,800
Yellow Corp. ...................                           8,800        193,600
                                                                     ----------
                                                                        922,396
                                                                     ----------
TRUCKS & PARTS--0.3%
Cummins, Inc. ..................                           1,600         50,096
Navistar International Corp. ...                           2,100         63,000
                                                                     ----------
                                                                        113,096
                                                                     ----------

                                                         SHARES         VALUE
                                                         ------       ---------
WASTE MANAGEMENT--0.0%
Casella Waste Systems, Inc. Class A                        1,200     $   14,028

WATER UTILITIES--0.1%
California Water Service Group .                             600         15,156
SJW Corp. ......................                             200         16,402
                                                                     ----------
                                                                         31,558
                                                                     ----------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $38,857,589)                                               35,984,555
-------------------------------------------------------------------------------


FOREIGN COMMON STOCKS--6.7%

AUTOMOBILES--0.1%
DaimlerChrysler AG (Germany) ...                             900         31,140

BANKS (MONEY CENTER)--0.5%
ABN Amro Holding NV ADR (Netherlands)                     11,200        171,472
Mitsubishi Tokyo Financial Group, Inc. ADR (Japan)         3,900         29,211
                                                                     ----------
                                                                        200,683
                                                                     ----------
BEVERAGES (ALCOHOLIC)--0.2%
Companhia de Bebidas Americas ADR (Brazil)                 3,100         50,344
Compania Cervecerias Unidas SA ADR (Chile)                   600          9,492
Quilmes Industrial SA ADR (Luxembourg)                     3,000         30,000
                                                                     ----------
                                                                         89,836
                                                                     ----------
CHEMICALS (SPECIALTY)--0.6%
NOVA Chemicals Corp. (Canada)                              3,000         47,100
Potash Corporation of Saskatchewan, Inc. (Canada)          3,600        211,644
                                                                     ----------
                                                                        258,744
                                                                     ----------
COMMUNICATIONS EQUIPMENT--0.2%
KYOCERA Corp. ADR (Japan) ......                             900         62,460
Sierra Wireless (Canada) .......                           1,100         14,652
                                                                     ----------
                                                                         77,112
                                                                     ----------
COMPUTERS (SOFTWARE & SERVICES)--0.1%
ActivCard SA ADR (France) ......                           2,200         24,244
Fundtech Ltd. (Israel) .........                           1,900          9,709
Hummingbird Ltd. (Canada) ......                             500          8,027
Lion Bioscience AG ADR (Germany)                             400          6,292
Riverdeep Group PLC ADR (Ireland)                            400          7,424
                                                                     ----------
                                                                         55,696
                                                                     ----------
ELECTRIC COMPANIES--0.1%
Scottish Power PLC ADR (United Kingdom)                    2,400         54,240

ELECTRICAL EQUIPMENT--0.2%
Koninklijke (Royal) Philips Electronics NV
  (Netherlands)                                            3,200         72,160




                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                         SHARES     VALUE
                                                         ------   ---------
ELECTRONICS (INSTRUMENTATION)--0.1%
Orbotech Ltd. (Israel) .........                           1,700  $   36,652

ENTERTAINMENT--0.3%
News Corp. Ltd. (The)  ADR (Australia)                     4,800     132,096

EQUIPMENT (SEMICONDUCTORS)--0.1%
ASM International NV (Netherlands)                         4,000      63,640

GOLD & PRECIOUS METALS MINING--0.7%
Agnico-Eagle Mines Ltd. (Canada)                          30,100     292,873

INSURANCE (LIFE/HEALTH)--0.2%
ING Groep NV  ADR (Netherlands)                            1,900      47,234
Max Re Capital Ltd. (Bermuda) ..                           1,200      19,800
                                                                  ----------
                                                                      67,034
                                                                  ----------
INSURANCE (PROPERTY-CASUALTY)--1.5%
ACE Ltd. (Bermuda) .............                           2,300      81,075
Everest Re Group Ltd. (Barbados)                             300      20,055
IPC Holdings Ltd. (Bermuda) ....                             800      22,480
PartnerRe Ltd. (Bermuda) .......                           3,600     167,400
XL Capital Ltd. Class A (Bermuda)                          4,200     364,812
                                                                  ----------
                                                                     655,822
                                                                  ----------
LODGING-HOTELS--0.4%
Four Seasons Hotels, Inc. (Canada)                         4,200     160,608

METALS MINING--0.1%
Rio Tinto PLC ADR (United Kingdom)                         1,000      64,840

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
Petroleo Brasileiro SA - Petrobras ADR (Brazil)            3,300      66,000



                                                         SHARES      VALUE
                                                         ------   ----------

RETAIL (FOOD CHAINS)--0.2%
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar ADR (Brazil) ..........                           6,600  $  100,188

SERVICES (ADVERTISING/MARKETING)--0.2%
WPP Group PLC ADR (United Kingdom)                         2,000      88,800

SERVICES (COMMERCIAL & CONSUMER)--0.1%
ASE Test Ltd. (Taiwan) .........                           5,100      41,973

SHIPPING--0.1%
Sea Containers Ltd. Class A (Bermuda)                      3,600      31,500

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
AO VimpelCom ADR (Russia) ......                             100       1,980
Tele Celular Sul Participacoes SA ADR (Brazil)             2,500      26,600
                                                                  ----------
                                                                      28,580
                                                                  ----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
AT&T Canada, Inc. (Canada)                                 2,100      62,244

BCE, Inc. (Canada)                                         1,800      39,834

Compania de Telecomunicaciones de Chile SA  ADR
(Chile)                                                      600       6,180

Nippon Telegraph and Telephone Corp. ADR (Japan)           2,300      48,093

Telecomunicacoes Brasileiras SA - Telebras ADR
(Brazil)                                                   2,000      51,820
                                                                  ----------
                                                                     208,171
                                                                  ----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $2,936,971)                                              2,878,388
----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $41,794,560)                                           $38,862,943(a)
                                                                 ===========



(a) Federal Income Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $5,142,968 and gross depreciation of $2,097,720 for federal income tax purposes. At October 31, 2001, the aggregate proceeds of securities sold short for federal income tax purposes was $41,908,191.

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001

ASSETS
Investment securities at value (Identified cost $43,201,567)        $44,041,154
Cash                                                                      5,702
Deposits with broker for securities sold short                       38,253,084
Receivables
   Investment securities sold                                         4,504,766
   Fund shares sold                                                     112,316
   Dividends and interest                                                72,105
   Receivable from financial agent                                       10,532
                                                                    -----------
     Total assets                                                    86,999,659
                                                                    -----------
LIABILITIES
Securities sold short at value (Proceeds $41,794,560)                38,862,943
Payables
   Investment securities purchased                                    4,780,472
   Fund shares repurchased                                               40,009
   Investment advisory fee                                               44,566
   Dividends on short sales                                              22,387
   Distribution fee                                                      16,930
   Transfer agent fee                                                     9,500
   Trustees' fee                                                          3,451
   Financial agent fee                                                    2,537
Accrued expenses                                                        119,456
                                                                    -----------
     Total liabilities                                               43,902,251
                                                                    -----------
NET ASSETS                                                          $43,097,408
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $59,152,481
Undistributed net investment income                                     465,486
Accumulated net realized loss                                       (20,291,763)
Net unrealized appreciation on investments                              839,587
Net unrealized appreciation on securities sold short                  2,931,617
                                                                    -----------
NET ASSETS                                                          $43,097,408
                                                                    ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $59,152,481
Undistributed net investment income                                     465,486
Accumulated net realized loss                                       (20,291,763)
Net unrealized appreciation on investments                              839,587
Net unrealized appreciation on securities sold short                  2,931,617
                                                                    -----------
NET ASSETS                                                          $43,097,408
                                                                    ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,929,862)                     998,342
Net asset value per share                                                $10.95
Offering price per share $10.95/(1-5.75%)                                $11.62

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,857,092)                      906,795
Net asset value and offering price per share                             $10.87

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,530,851)                      695,631
Net asset value and offering price per share                             $10.83

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,779,603)                   1,356,652
Net asset value and offering price per share                             $10.89


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME
Interest                                                            $ 1,448,386
Dividends                                                               512,326
Foreign taxes withheld                                                   (2,341)
                                                                    -----------
     Total investment income                                          1,958,371
                                                                    -----------
EXPENSES
Investment advisory fee                                                 556,985
Distribution fee, Class A                                                21,119
Distribution fee, Class B                                               100,310
Distribution fee, Class C                                                63,152
Financial agent fee                                                      25,993
Professional                                                             55,428
Transfer agent                                                           54,698
Custodian                                                                49,497
Registration                                                             35,345
Printing                                                                 33,789
Trustees                                                                 21,880
Miscellaneous                                                            43,102
                                                                    -----------
     Expenses before dividends on short sales                         1,061,298
     Dividends on short sales                                           553,347
     Less expenses borne by investment adviser                         (134,071)
                                                                    -----------
     Net expenses                                                     1,480,574
                                                                    -----------
NET INVESTMENT INCOME                                                   477,797
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       2,476,773
Net realized gain on securities sold short                              152,116
Net realized loss on futures contracts                                   (2,165)
Net change in unrealized appreciation (depreciation) on
  investments                                                        (1,833,325)
Net change in unrealized appreciation (depreciation) on
   securities sold short                                              2,790,798
                                                                    -----------
NET GAIN ON INVESTMENTS                                               3,584,197
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,061,994
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended             Year Ended
                                                                                           10/31/01               10/31/00
                                                                                         ------------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                          $    477,797           $  1,418,216
   Net realized gain (loss)                                                                 2,626,724             (2,137,303)
   Net change in unrealized appreciation (depreciation)                                       957,473             (3,348,437)
                                                                                         ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              4,061,994             (4,067,524)
                                                                                         ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            (235,826)              (415,480)
   Net investment income, Class B                                                            (307,407)              (566,873)
   Net investment income, Class C                                                            (188,522)              (406,730)
   Net investment income, Class I                                                            (459,764)              (513,147)
                                                                                         ------------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (1,191,519)            (1,902,230)
                                                                                         ------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (947,606 and 197,524 shares, respectively)                10,096,199              2,010,550
   Net asset value of shares issued from reinvestment of distributions
     (21,674 and 34,119 shares, respectively)                                                 216,742                348,013
   Cost of shares repurchased (682,240 and 1,453,942 shares, respectively)                 (7,115,661)           (14,594,012)
                                                                                         ------------           ------------
Total                                                                                       3,197,280            (12,235,449)
                                                                                         ------------           ------------
CLASS B
   Proceeds from sales of shares (128,132 and 27,101 shares, respectively)                  1,359,312                271,146
   Net asset value of shares issued from reinvestment of distributions
     (27,157 and 41,267 shares, respectively)                                                 271,301                420,920
   Cost of shares repurchased (405,289 and 2,139,353 shares, respectively)                 (4,182,431)           (21,245,547)
                                                                                         ------------           ------------
Total                                                                                      (2,551,818)           (20,553,481)
                                                                                         ------------           ------------
CLASS C
   Proceeds from sales of shares (191,701 and 40,045 shares, respectively)                  2,062,235                421,033
   Net asset value of shares issued from reinvestment of distributions
     (17,165 and 33,190 shares, respectively)                                                 170,787                337,208
   Cost of shares repurchased (199,116 and 1,783,368 shares, respectively)                 (2,054,630)           (17,737,711)
                                                                                         ------------           ------------
Total                                                                                         178,392            (16,979,470)
                                                                                         ------------           ------------
CLASS I
   Proceeds from sales of shares (151,000 and 0 shares, respectively)                       1,511,469                     --
   Net asset value of shares issued from reinvestment of distributions
     (46,300 and 50,706 shares, respectively)                                                 459,764                513,147
   Cost of shares repurchased (60,181 and 671,071 shares, respectively)                      (600,362)            (6,593,292)
                                                                                         ------------           ------------
Total                                                                                       1,370,871             (6,080,145)
                                                                                         ------------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                2,194,725            (55,848,545)
                                                                                         ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    5,065,200            (61,818,299)

NET ASSETS

   Beginning of period                                                                     38,032,208             99,850,507
                                                                                         ------------           ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $465,486 AND $985,092, RESPECTIVELY]                                                $ 43,097,408           $ 38,032,208
                                                                                         ============           ============


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                   FINANCIAL HIGHLIGHTS

          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                     ------------------------------------------------------
                                                                                                 FROM
                                                             YEAR ENDED OCTOBER 31             INCEPTION
                                                     ----------------------------------        5/1/98 TO
                                                        2001          2000         1999       10/31/98
Net asset value, beginning of period                  $10.13        $10.68       $10.84         $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.15(6)       0.26(6)      0.26           0.09
   Net realized and unrealized gain (loss)              1.02         (0.55)       (0.29)         (0.59)
                                                      ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                   1.17         (0.29)       (0.03)         (0.50)
                                                      ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.35)        (0.26)       (0.13)            --
                                                      ------        ------       ------         ------
Change in net asset value                               0.82         (0.55)       (0.16)         (0.50)
                                                      ------        ------       ------         ----
NET ASSET VALUE, END OF PERIOD                        $10.95        $10.13       $10.68         $10.84
                                                      ======        ======       ======         ======

Total return(1)                                        11.88%        (2.65)%      (0.40)%        (4.41)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $10,930        $7,205      $20,648        $39,331

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)          3.78%(4)      4.15 %(4)    3.88 %         3.65 %(2)(4)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.30%         2.33 %       2.34 %         2.30 %(2)
   Net investment income                                1.42%         2.63 %       1.94 %         2.33 %(2)
Portfolio turnover rate                                  192%          276 %        453 %          216 %


                                                                          CLASS B
                                                      -----------------------------------------------------
                                                                                               FROM
                                                                                             INCEPTION
                                                            YEAR ENDED OCTOBER 31            INCEPTION
                                                      ---------------------------------      5/1/98 TO
                                                        2001          2000         1999      10/31/98
Net asset value, beginning of period                  $10.07        $10.62       $10.81        $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.09(6)       0.19(6)      0.15           0.06
   Net realized and unrealized gain (loss)              1.00         (0.55)       (0.26)         (0.59)
                                                      ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                   1.09         (0.36)       (0.11)         (0.53)
                                                      ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.29)        (0.19)       (0.08)            --
                                                      ------        ------       ------         ------
Change in net asset value                               0.80         (0.55)       (0.19)         (0.53)
                                                      ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD                        $10.87        $10.07       $10.62         $10.81
                                                      ======        ======       ======         ======
Total return(1)                                        11.07%        (3.38)%      (1.02)%        (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $9,857       $11,649      $34,290        $47,794

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)          4.51%(5)      4.85 %(5)    4.58 %         4.35 %(2)(5)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          3.00%         3.03 %       3.04 %         3.00 %(2)
   Net investment income                                0.85%         1.94 %       1.24 %         1.63 %(2)
Portfolio turnover rate                                  192%          276 %        453 %          216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.16%, 4.35% and 3.69% for the periods ended October 31, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.87%, 5.05% and 4.39% for the periods ended October 31, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                   FINANCIAL HIGHLIGHTS
          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS C
                                                              -----------------------------------------------------
                                                                                                        FROM
                                                                    YEAR ENDED OCTOBER 31             INCEPTION
                                                              ----------------------------------      5/1/98 TO
                                                                2001          2000         1999        10/31/98
Net asset value, beginning of period                          $10.04        $10.59       $10.80          $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                 0.08(6)       0.19(6)      0.19           0.06
   Net realized and unrealized gain (loss)                      1.01         (0.55)       (0.31)         (0.60)
                                                              ------        ------       ------          -----
     TOTAL FROM INVESTMENT OPERATIONS                           1.09         (0.36)       (0.12)         (0.54)
                                                              ------        ------       ------          -----
LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.30)        (0.19)       (0.09)            --
                                                              ------        ------       ------          -----
Change in net asset value                                       0.79         (0.55)       (0.21)         (0.54)
                                                              ------        ------       ------          -----
NET ASSET VALUE, END OF PERIOD                                $10.83        $10.04       $10.59         $10.80
                                                              ======        ======       ======         ======
Total return(1)                                                11.11%        (3.31)%      (1.12)%        (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                         $7,531        $6,886      $25,364        $56,874
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)                  4.50%(4)      4.83 %(4)    4.58 %         4.35 %(2)(4)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  3.00%         3.03 %       3.04 %         3.00 %(2)
   Net investment income                                        0.81%         1.93 %       1.24 %         1.63 %(2)
Portfolio turnover rate                                          192%          276 %        453 %          216 %


                                                                                   CLASS I
                                                              -----------------------------------------------------
                                                                                                        FROM
                                                                    YEAR ENDED OCTOBER 31            INCEPTION
                                                              ---------------------------------      5/1/98 TO
                                                                2001          2000         1999       10/31/98
Net asset value, beginning of period                          $10.08        $10.62       $10.85         $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                 0.18(6)       0.29(6)      0.28           0.14
   Net realized and unrealized gain (loss)                      1.01         (0.54)       (0.28)         (0.63)
                                                              ------        ------       ------          -----
     TOTAL FROM INVESTMENT OPERATIONS                           1.19         (0.25)          --          (0.49)
                                                              ------        ------       ------          -----
LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.38)        (0.29)       (0.23)            --
                                                              ------        ------       ------          -----
Change in net asset value                                       0.81         (0.54)       (0.23)         (0.49)
                                                              ------        ------       ------          -----
NET ASSET VALUE, END OF PERIOD                                $10.89        $10.08       $10.62         $10.85
                                                              ======        ======       ======         ======
Total return(1)                                                12.14%        (2.37)%      (0.01)%        (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $14,780       $12,292      $19,549        $20,846

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)                  3.48%(5)      3.88 %(5)    3.58 %         3.35 %(2)(5)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.00%         2.03 %       2.04 %         2.00 %(2)
   Net investment income                                        1.76%         2.96 %       2.24 %         2.63 %(2)
Portfolio turnover rate                                          192%          276 %        453 %          216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.86%, 5.03% and 4.39% for the periods ended October 31, 2001, 2000 and 1998, respectively.
(5) If the investment adviser
    had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.83%, 4.11% and 3.39% for the periods ended October 31, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)

was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At October 31, 2001, the Fund had no futures contracts outstanding.

G. OPTIONS:

   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At October 31, 2001, the Fund had no options outstanding.

H. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 2001, the value of securities sold short amounted to $38,862,943 against which collateral of $77,107,238 was held. The collateral includes the deposits with broker for securities sold short and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to- market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Euclid Advisers LLC is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

   The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2002.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,502 for Class A shares and deferred sales charges of $79,158 for Class B shares and $138 for Class C shares for the year ended October 31, 2001. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 2001, $94,156 was retained by the Distributor and $90,342 was paid out to unaffiliated participants and $83 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (CONTINUED)

   As the Financial Agent of the Fund, PEPCO receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

   PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the year ended October 31, 2001, transfer agent fees were $54,698 of which PEPCO retained $1,794.

3. PURCHASE AND SALE OF SECURITIES

   During the year ended October 31, 2001, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases ...............................     $67,197,131
Sales ...................................      63,992,498
Short sales .............................      67,979,427
Purchases to cover short sales ..........      61,183,249

   There were no purchases or sales of long-term U.S. Government Securities.

4. OTHER

   As of October 31, 2001, the Fund had 1 shareholder who individually owned 11.4% of total net assets, who is not affiliated with PNX or PXP.

5. CAPITAL LOSS CARRYOVERS

   At October 31, 2001, the Fund had capital loss carryovers of $7,189,306, $7,745,316 and $5,119,432 expiring in 2006, 2007 and 2008, respectively. These may be used to offset future capital gains.

   For the year ended October 31, 2001, the Fund utilized losses deferred in the prior year against current year capital gains in the amount of $2,200,076.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS

   In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2001, the Fund increased undistributed net investment income by $194,116, increased accumulated net realized loss by $183,746 and decreased capital paid in on shares of beneficial interest by $10,370.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended October 31, 2001, for federal income tax purposes, 58.48% of the ordinary income dividends paid by the Fund qualify for the dividends received deduction for corporate shareholders.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS OMITTED.]

To the Board of Trustees and Shareholders of Phoenix-Euclid Funds



     In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Euclid Market Neutral Fund (constituting Phoenix-Euclid Funds, hereinafter referred to as the "Trust") at October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/S/ PRICEWATERHOUSECOOPERS LLP

New York, New York
December 11, 2001

PHOENIX-EUCLID FUNDS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and
  Chief Executive Officer
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Carlton B. Neel, Senior Vice President
Beth Abraham, Vice President
David O'Brien, Vice President
David Dickerson, Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


HOW TO CONTACT US
Mutual Fund Services                     1-800-243-1574
Adviser Consulting Group                 1-800-243-4361
Text Telephone                           1-800-243-1926
WWW.PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

[GRAPHIC OMITTED]
PHOENIX INVESTMENT PARTNERS
                                                                   ANNUAL REPORT

                                                                OCTOBER 31, 2001



[GRAPHIC OMITTED]
EUCLID


Phoenix-Euclid
Market Neutral Fund

[LOGO OF PHOENIX INVESTMENT PARTNERS OMITTED]
PHOENIX INVESTMENT PARTNERS
A MEMBER OF THE PHOENIX COMPANIES, INC.